UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04474

Name of Registrant: Vanguard California Tax- Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: February 28, 2015

Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
California (99.7%)
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Branson School) VRDO	0.020%	3/6/15 LOC	6,650	6,650
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Institute for Defense
	Analyses) VRDO	0.020%	3/6/15 LOC	6,945	6,945
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Lakeside Village
	Apartments) VRDO	0.020%	3/6/15 LOC	48,300	48,300
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Public Policy Institute)
	VRDO	0.030%	3/6/15 LOC	12,705	12,705
	Anaheim CA Housing Finance Agency Home
	Mortgage Revenue VRDO	0.030%	3/6/15 LOC	5,485	5,485
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/15	5,000	5,021
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/15	1,000	1,004
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) TOB
	VRDO	0.030%	3/6/15	5,000	5,000
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) VRDO	0.010%	3/6/15 LOC	8,300	8,300
	California Department of Water Resources
	Power Supply Revenue	4.000%	5/1/15	2,140	2,154
	California Department of Water Resources
	Power Supply Revenue	5.000%	5/1/15	7,335	7,395
	California Department of Water Resources
	Power Supply Revenue	5.000%	5/1/15	1,000	1,008
1	California Department of Water Resources
	Water System Revenue (Central Valley
	Project) TOB VRDO	0.020%	3/6/15	4,100	4,100
	California Education Note Participations
	Program TRAN	1.500%	6/30/15	7,500	7,534
1	California Educational Facilities Authority
	Revenue (California Institute of Technology)
	TOB VRDO	0.030%	3/6/15	3,365	3,365
	California Educational Facilities Authority
	Revenue (California Institute of Technology)
	VRDO	0.010%	3/6/15	55,800	55,800
	California Educational Facilities Authority
	Revenue (Stanford University) CP	0.130%	7/8/15	15,000	15,000
	California Educational Facilities Authority
	Revenue (Stanford University) CP	0.090%	10/23/15	10,000	10,000
1	California Educational Facilities Authority
	Revenue (Stanford University) TOB VRDO	0.020%	3/6/15	4,000	4,000
1	California Educational Facilities Authority
	Revenue (Stanford University) TOB VRDO	0.020%	3/6/15	4,430	4,430
1	California Educational Facilities Authority
	Revenue (Stanford University) TOB VRDO	0.030%	3/6/15	3,000	3,000

1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.020%	3/6/15	14,800	14,800
California GO VRDO	0.010%	3/2/15 LOC	4,725	4,725
California GO VRDO	0.010%	3/2/15 LOC	2,800	2,800
California GO VRDO	0.020%	3/2/15 LOC	4,200	4,200
California GO VRDO	0.010%	3/6/15 LOC	27,000	27,000
California GO VRDO	0.010%	3/6/15 LOC	13,000	13,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
VRDO	0.010%	3/2/15 LOC	10,600	10,600
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.010%	3/6/15 LOC	6,725	6,725
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.020%	3/6/15 LOC	800	800
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.010%	3/6/15 LOC	1,180	1,180
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.010%	3/6/15 LOC	12,995	12,995
1 California Health Facilities Financing Authority
Revenue (Kaiser Foundation Hospitals) TOB
VRDO	0.020%	3/6/15 LOC	35,000	35,000
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.030%	3/6/15	5,000	5,000
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford) TOB VRDO	0.050%	3/6/15	4,475	4,475
2 California Health Facilities Financing Authority
Revenue (Memorial Health Services) PUT	0.090%	9/25/15	15,000	15,000
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.010%	3/6/15	12,000	12,000
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.010%	3/6/15	51,600	51,600
1 California Health Facilities Financing Authority
Revenue (Providence Health Services) TOB
VRDO	0.070%	3/6/15	9,000	9,000
1 California Health Facilities Financing Authority
Revenue (Providence Health Services) TOB
VRDO	0.070%	3/6/15	20,025	20,025
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.010%	3/6/15 LOC	19,625	19,625
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.010%	3/6/15 LOC	12,020	12,020
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.010%	3/6/15 LOC	8,000	8,000
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/15	1,000	1,022
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	3/6/15	3,750	3,750
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	3/6/15	5,000	5,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	3/6/15	17,110	17,110

California Housing Finance Agency Home
Mortgage Revenue VRDO	0.020%	3/6/15 LOC	21,600	21,600
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.020%	3/6/15 LOC	5,900	5,900
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.030%	3/6/15 LOC	8,200	8,200
California Infrastructure & Economic
Development Bank (Clean Water Revolving
Fund) Revenue	4.000%	10/1/15	1,200	1,227
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) VRDO	0.010%	3/6/15 LOC	35,000	35,000
California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.020%	3/2/15 LOC	2,025	2,025
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.010%	3/6/15 LOC	30,615	30,615
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.020%	3/2/15 LOC	5,300	5,300
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.020%	3/2/15 LOC	1,500	1,500
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.010%	3/2/15 LOC	5,800	5,800
California Infrastructure & Economic
Development Bank Revenue (Prinsco Inc.
Project) VRDO	0.010%	3/6/15 LOC	4,300	4,300
California Municipal Finance Authority Pollution
Control Revenue (Chevron USA Inc. Project)
VRDO	0.010%	3/2/15	3,700	3,700
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.010%	3/2/15	2,680	2,680
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	2.000%	10/1/15	6,785	6,858
California Municipal Finance Authority Revenue
(Notre Dame High School, San Jose) VRDO	0.040%	3/6/15 LOC	4,725	4,725
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	3/2/15 LOC	900	900
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.020%	3/2/15 LOC	16,200	16,200
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.020%	3/2/15 LOC	12,050	12,050
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/15 (Prere.)	1,500	1,506
California RAN	1.500%	6/22/15	100,000	100,427
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/1/15	11,000	11,052
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/1/15	2,000	2,010

California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/30/15	12,000	12,075
California State University CP	0.070%	3/4/15 LOC	2,500	2,500
California State University CP	0.050%	5/5/15 LOC	3,800	3,800
California State University Revenue Systemwide	5.000%	11/1/15 (Prere.)	1,480	1,528
1 California State University Revenue Systemwide
TOB VRDO	0.030%	3/6/15	13,980	13,980
California State University Systemwide Revenue	5.000%	5/1/15 (Prere.)	9,335	9,414
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.020%	3/6/15	122,825	122,825
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.030%	3/6/15 LOC	10,105	10,105
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.020%	3/6/15 LOC	10,390	10,390
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Village Green Apartments) VRDO	0.030%	3/6/15 LOC	5,800	5,800
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.030%	3/6/15 LOC	11,900	11,900
California Statewide Communities Development
Authority Pollution Control Revenue (Chevron
USA Inc. Project) VRDO	0.010%	3/2/15	5,450	5,450
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.010%	3/6/15 LOC	17,700	17,700
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.130%	5/1/15	23,750	23,750
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.130%	5/1/15	35,000	35,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.140%	6/1/15	1,500	1,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.140%	8/6/15	12,500	12,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	3/6/15	2,500	2,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	3/6/15	5,200	5,200
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.020%	3/6/15	37,803	37,804
1 California Statewide Communities Development
Authority Revenue (Trinity Health) TOB VRDO	0.020%	3/6/15	2,175	2,175
California Statewide Communities Development
Authority Revenue (University of San Diego)
VRDO	0.010%	3/6/15 LOC	23,050	23,050
Cerritos CA Community College District GO	1.500%	8/1/15	8,455	8,503
Cerritos CA Community College District GO	2.000%	8/1/15	1,565	1,577
1 Cerritos CA Community College District GO
TOB VRDO	0.040%	3/6/15	7,845	7,845
Chaffey CA Community College District GO	1.000%	6/1/15	1,500	1,503
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.020%	3/6/15 LOC	37,940	37,940

Contra Costa CA Municipal Water District
Revenue (Extendible) CP	0.090%	11/7/15	9,000	9,000
Contra Costa CA Transportation Authority Sales
Tax Revenue	3.000%	3/1/15	3,240	3,240
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/15	3,510	3,553
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	8/2/15	27,500	27,500
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	8/2/15	15,000	15,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	8/29/15	20,800	20,800
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	9/13/15	12,200	12,200
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.070%	10/24/15	17,000	17,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	10/25/15	5,000	5,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.050%	11/7/15	5,975	5,975
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.020%	3/6/15	9,260	9,260
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.030%	3/6/15	1,595	1,595
2 Eastern California Municipal Water District
Water & Sewer Revenue PUT	0.030%	5/22/15	10,000	10,000
2 Eastern California Municipal Water District
Water & Sewer Revenue PUT	0.060%	11/9/15	10,000	10,000
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.010%	3/2/15	17,275	17,275
Elsinore Valley CA Municipal Water District COP
VRDO	0.030%	3/6/15 LOC	7,800	7,800
Escondido CA Community Development
(Escondido Promenade Project) COP VRDO	0.040%	3/6/15 LOC	9,300	9,300
Escondido CA Community Development
Multifamily Revenue (Heritage Park
Apartments) VRDO	0.030%	3/6/15 LOC	4,250	4,250
Fremont CA COP VRDO	0.010%	3/6/15 LOC	27,690	27,690
Fremont CA COP VRDO	0.010%	3/6/15 LOC	14,445	14,445
Fremont CA COP VRDO	0.010%	3/6/15 LOC	8,165	8,165
Fremont CA Union High School District TRAN	1.000%	6/30/15	5,000	5,014
Garden Grove CA Housing Authority Multifamily
Housing Revenue (Valley View Senior Villas
Project) VRDO	0.040%	3/6/15 LOC	9,100	9,100
Hemet CA Multifamily Housing Revenue
(Sunwest Retirement Village) VRDO	0.040%	3/6/15	1,000	1,000
Irvine CA Assessment District No. 94-13
Improvement Revenue (Oak Creek) VRDO	0.010%	3/2/15 LOC	6,900	6,900
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.010%	3/2/15 LOC	8,100	8,100
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.010%	3/2/15 LOC	11,025	11,025
2 Irvine CA Ranch Water District Revenue PUT	0.050%	3/15/16	8,500	8,500
2 Irvine CA Ranch Water District Revenue PUT	0.050%	3/15/16	4,500	4,500
Irvine CA Ranch Water District Revenue VRDO	0.010%	3/2/15 LOC	8,200	8,200
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.010%	3/2/15 LOC	1,200	1,200

Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.010%	3/2/15 LOC	15,726	15,726
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.010%	3/2/15 LOC	12,200	12,200
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax
Revenue VRDO	0.010%	3/2/15 LOC	2,200	2,200
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Richards Manor)
VRDO	0.030%	3/6/15 LOC	4,770	4,770
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/15 (Prere.)	3,000	3,109
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/15 (Prere.)	6,000	6,217
Los Altos CA Union High School District TRAN	1.000%	6/30/15	5,000	5,015
Los Angeles CA Community College District GO	2.000%	8/1/15	16,700	16,833
1 Los Angeles CA Community College District GO
TOB VRDO	0.020%	3/6/15	15,940	15,940
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Academy Village Apartments) VRDO	0.020%	3/6/15 LOC	6,000	6,000
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.030%	3/6/15 LOC	19,200	19,200
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.030%	3/6/15	5,100	5,100
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.030%	3/6/15	2,500	2,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.030%	3/6/15	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.060%	3/6/15	18,885	18,885
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.060%	3/6/15	7,980	7,980
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.070%	3/6/15	9,995	9,995
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.090%	3/6/15	5,020	5,020
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.090%	3/6/15	6,665	6,665
Los Angeles CA Department of Water & Power
Revenue	4.000%	1/1/16	11,925	12,200
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	21,400	22,019
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.020%	3/2/15	23,110	23,110
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.020%	3/6/15	4,700	4,700
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.030%	3/6/15	6,200	6,200
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.030%	3/6/15	10,900	10,900
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.030%	3/6/15	7,495	7,495
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/2/15	12,000	12,000

Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/2/15	5,300	5,300
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/6/15	18,950	18,950
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/6/15	16,800	16,800
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/6/15	1,100	1,100
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/6/15	9,250	9,250
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/6/15	9,500	9,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.020%	3/6/15	33,900	33,900
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.030%	3/6/15	8,150	8,150
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.060%	3/6/15	2,220	2,220
Los Angeles CA Multifamily Housing Revenue
(Fountain Park Project) VRDO	0.020%	3/6/15 LOC	40,000	40,000
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.040%	3/6/15 LOC	6,595	6,595
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.040%	3/6/15 LOC	23,600	23,600
Los Angeles CA TRAN	1.500%	6/25/15	25,000	25,110
Los Angeles CA Unified School District GO	0.500%	7/1/15	4,305	4,310
Los Angeles CA Unified School District GO	5.000%	7/1/15 (Prere.)	6,520	6,627
1 Los Angeles CA Unified School District GO TOB
VRDO	0.030%	3/6/15	6,660	6,660
1 Los Angeles CA Unified School District GO TOB
VRDO	0.030%	3/6/15	9,995	9,995
1 Los Angeles CA Unified School District GO TOB
VRDO	0.030%	3/6/15	9,170	9,170
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.030%	3/6/15	7,500	7,500
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/15	5,000	5,082
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/15 (Prere.)	6,500	6,607
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/15 (Prere.)	1,335	1,357
Los Angeles County CA Multifamily Housing
Revenue (Valencia Village Project) VRDO	0.020%	3/6/15	6,325	6,325
Los Angeles County CA TRAN	1.500%	6/30/15	30,000	30,137
1 Los Angeles County CA Unified School District
GO TOB VRDO	0.030%	3/6/15	5,000	5,000
Los Angeles International Airport Revenue CP	0.060%	3/19/15 LOC	6,500	6,500
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.020%	3/2/15 LOC	12,725	12,725
2 Metropolitan Water District of Southern
California Revenue PUT	0.040%	6/5/15	22,910	22,910
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.040%	3/6/15	7,100	7,100
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	3/6/15	5,000	5,000
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	3/6/15	19,100	19,100

3 Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	2.000%	9/1/15	2,125	2,142
North Orange County CA Community College
District GO	5.000%	8/1/15 (Prere.)	2,830	2,888
Nuveen California AMT-Free Municipal Income
Fund VRDP VRDO	0.100%	3/6/15 LOC	8,800	8,800
1 Nuveen California AMT-Free Municipal Income
Fund VRDP VRDO	0.150%	3/6/15 LOC	16,200	16,200
1 Nuveen California Dividend Advantage
Municipal Fund 2 VRDP VRDO	0.120%	3/6/15 LOC	25,000	25,000
1 Nuveen California Dividend Advantage
Municipal Fund 3 VRDP VRDO	0.100%	3/6/15 LOC	35,000	35,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.090%	3/6/15 LOC	24,000	24,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.090%	3/6/15 LOC	41,600	41,600
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.090%	3/6/15 LOC	14,900	14,900
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	3/6/15 LOC	18,000	18,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.140%	3/6/15 LOC	14,800	14,800
Nuveen Insured California AMT-Free Municipal
Income Fund VRDP VRDO	0.080%	3/6/15 LOC	39,500	39,500
Ohlone CA Community College District GO	1.000%	8/1/15	1,945	1,952
Orange County CA Apartment Development
Revenue VRDO	0.020%	3/6/15 LOC	9,550	9,550
Orange County CA Sanitation District
Wastewater Revenue	5.000%	8/1/15	2,600	2,653
Orange County CA Water District COP VRDO	0.010%	3/6/15	8,600	8,600
Orange County CA Water District CP	0.090%	5/1/15 LOC	20,400	20,400
Otay CA Water District (Capital Project) COP
VRDO	0.020%	3/6/15 LOC	8,610	8,610
Palo Alto CA Unified School District GO	3.000%	7/1/15	1,000	1,010
Pasadena CA Water Revenue	4.000%	6/1/15	1,760	1,777
1 Peralta CA Community College District Revenue
TOB VRDO	0.020%	3/6/15	19,645	19,645
1 Regents of the University of California Revenue
TOB VRDO	0.020%	3/2/15	23,000	23,000
1 Regents of the University of California Revenue
TOB VRDO	0.020%	3/6/15	29,195	29,195
1 Regents of the University of California Revenue
TOB VRDO	0.030%	3/6/15	4,377	4,377
1 Regents of the University of California Revenue
TOB VRDO	0.030%	3/6/15	5,125	5,125
1 Regents of the University of California Revenue
TOB VRDO	0.030%	3/6/15	2,190	2,190
1 Regents of the University of California Revenue
TOB VRDO	0.030%	3/6/15	3,495	3,495
1 Regents of the University of California Revenue
TOB VRDO	0.030%	3/6/15	6,000	6,000
1 Regents of the University of California Revenue
TOB VRDO	0.070%	3/6/15	22,200	22,200
1 Riverside CA Electric Revenue TOB VRDO	0.030%	3/2/15	11,895	11,895
Riverside CA Electric Revenue VRDO	0.010%	3/6/15 LOC	10,000	10,000
Riverside CA Electric Revenue VRDO	0.010%	3/6/15 LOC	31,725	31,725

Riverside County CA Industrial Development
Authority Empowerment Zone Facility
Revenue (Guy Evans Inc. Project) VRDO	0.040%	3/6/15 LOC	4,610	4,610
Riverside County CA TRAN	1.500%	6/30/15	50,000	50,229
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.010%	3/6/15	35,900	35,900
Sacramento CA Municipal Utility District
Revenue CP	0.060%	3/2/15 LOC	20,000	20,000
Sacramento CA Municipal Utility District
Revenue VRDO	0.010%	3/6/15 LOC	22,500	22,500
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.010%	3/6/15	46,800	46,800
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.010%	3/6/15	21,600	21,600
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.020%	3/6/15 LOC	12,300	12,300
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.020%	3/6/15 LOC	10,200	10,200
1 Sacramento County CA Sanitation Districts
Financing Authority Revenue TOB VRDO	0.020%	3/6/15 LOC	7,550	7,550
1 San Bernardino CA Community College District
GO TOB VRDO	0.030%	3/6/15	4,620	4,620
San Bernardino County CA TRAN	2.000%	6/30/15	25,000	25,156
1 San Bernardino County CA Transportation
Authority Revenue TOB VRDO	0.030%	3/6/15	12,100	12,100
San Diego CA Community College District GO	5.000%	5/1/15 (Prere.)	3,205	3,231
San Diego CA Community College District GO	5.000%	5/1/15 (Prere.)	15,000	15,124
1 San Diego CA Community College District GO
TOB VRDO	0.020%	3/6/15	5,710	5,710
1 San Diego CA Community College District GO
TOB VRDO	0.040%	3/6/15	5,000	5,000
San Diego CA County & School District TRAN	2.000%	6/30/15	10,000	10,062
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	0.030%	3/6/15 LOC	9,690	9,690
San Diego CA Housing Authority Multifamily
Housing Revenue (Canyon Rim Apartments)
VRDO	0.030%	3/6/15 LOC	32,440	32,440
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	0.020%	3/6/15	8,280	8,280
San Diego CA Unified School District TRAN	1.500%	6/30/15	10,000	10,046
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.010%	3/6/15	3,785	3,785
San Diego County CA Regional Transportation
Commission Revenue	4.000%	4/1/15	5,490	5,508
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.010%	3/6/15	1,800	1,800
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.010%	3/6/15	53,345	53,345
San Diego County CA Water Authority
Extendible CP	0.070%	10/3/15	5,000	5,000
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/15 (Prere.)	2,000	2,016
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.020%	3/6/15	4,000	4,000
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.070%	3/6/15	6,100	6,100

1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.070%	3/6/15	6,500	6,500
San Diego County CA Water Authority Revenue
CP	0.070%	3/3/15	10,000	10,000
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.030%	3/6/15	3,335	3,335
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.030%	3/6/15	9,900	9,900
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.010%	3/6/15 LOC	39,450	39,450
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.010%	3/6/15 LOC	11,250	11,250
San Francisco CA City & County GO	2.000%	6/15/15	1,145	1,152
San Francisco CA City & County International
Airport Revenue VRDO	0.010%	3/6/15 LOC	24,900	24,900
San Francisco CA City & County International
Airport Revenue VRDO	0.020%	3/6/15 LOC	12,800	12,800
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.030%	3/6/15	6,800	6,800
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.020%	3/6/15 LOC	80,100	80,100
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	2.000%	8/1/15	2,600	2,620
1 San Joaquin Delta CA Community College
District TOB VRDO	0.120%	3/6/15	2,415	2,415
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.030%	3/6/15 LOC	15,600	15,600
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.040%	3/6/15 LOC	10,000	10,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.050%	3/6/15	7,310	7,310
Santa Ana College Improvement District No. 1
(Rancho Santiago Community College) GO	2.000%	8/1/15	6,345	6,395
Santa Monica CA Community College District
GO	1.000%	8/1/15	3,800	3,814
Sequoia CA Union High School District GO	2.000%	7/1/15	8,550	8,604
Sequoia CA Union High School District TRAN	1.000%	7/10/15	9,815	9,846
Southern California Public Power Authority
Revenue VRDO	0.010%	3/6/15 LOC	29,700	29,700
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.010%	3/6/15 LOC	6,000	6,000
Turlock CA Irrigation District Revenue CP	0.030%	3/3/15 LOC	2,110	2,110
Turlock CA Irrigation District Revenue CP	0.070%	4/1/15 LOC	4,500	4,500
University of California Regents Medical Center
Pooled Revenue VRDO	0.010%	3/2/15	5,840	5,840
University of California Regents Medical Center
Pooled Revenue VRDO	0.010%	3/2/15	1,000	1,000
1 University of California Revenue TOB VRDO	0.030%	3/6/15	3,400	3,400
University of California Revenue VRDO	0.010%	3/6/15	20,000	20,000
University of California Revenue VRDO	0.020%	3/6/15	23,200	23,200
Ventura County CA TRAN	1.500%	7/1/15	16,500	16,576
Western Municipal Water District Facilities
Authority California Water Revenue VRDO	0.010%	3/6/15 LOC	20,475	20,475

Westlands CA Water District COP VRDO	0.020%	3/6/15 LOC	22,080	22,080
				3,537,286
Total Tax-Exempt Municipal Bonds (Cost $3,537,286)				3,537,286
Total Investments (99.7%) (Cost $3,537,286)				3,537,286
Other Assets and Liabilities-Net (0.3%)				10,311
Net Assets (100%)				3,547,597

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $805,641,000, representing 22.7% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2015.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

California Tax-Exempt Money Market Fund

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
California (100.2%)
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Episcopal Senior
	Communities)	5.000%	7/1/42	1,000	1,089
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Eskaton Properties Inc.
	Obligated Group)	5.000%	11/15/35	3,250	3,453
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	8,486
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Sharp Healthcare)	4.000%	8/1/21	500	570
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Sharp Healthcare)	5.000%	8/1/23	650	767
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	17,845
	Alameda CA Community Improvement
	Commission Successor Agency Tax
	Allocation Revenue	5.000%	9/1/29 (15)	1,500	1,744
	Alameda CA Corridor Transportation Authority
	Revenue	0.000%	10/1/30 (2)	30,375	15,314
	Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	2,688
	Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	3,048
	Bakersfield CA Wastewater Revenue VRDO	0.030%	3/6/15	2,200	2,200
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	15,050	16,966
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	1,645	1,912
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.625%	4/1/19 (Prere.)	10,000	11,873
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/24	5,500	6,680
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,556
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/31	4,000	4,605
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	5,650
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/43	4,000	4,513
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.250%	4/1/53	2,350	2,685
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	10/1/54	23,000	25,802
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) PUT	0.620%	4/1/20	3,500	3,502
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	2,000	2,034
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) PUT	0.720%	4/1/21	4,000	4,002

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	1,500	1,523
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/28 (4)	2,135	2,470
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/38	3,000	3,449
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	5,336
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	7,324
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	8,000	9,044
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	11,897
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	30,000	33,910
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18 (Prere.)	2,810	3,238
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/25	6,000	6,876
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	6,500	7,925
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/35	4,000	4,628
California Economic Recovery GO	5.000%	7/1/18 (ETM)	4,655	5,292
California Economic Recovery GO	5.000%	7/1/18	1,345	1,532
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	7,620	9,018
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	4,365	5,166
California Economic Recovery GO	5.000%	7/1/22	5,000	5,305
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	10/1/39	7,730	8,659
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/42	3,940	4,469
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,895
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,249
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	3,000	3,466
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	12/1/39	2,000	2,323
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	5,330	6,861
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,519
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	3,445	3,859
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	3,420	3,874
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,000	2,061
California GO	5.000%	3/1/19	1,250	1,443
California GO	6.000%	4/1/19	1,690	2,024

California GO	6.000%	8/1/19 (3)	210	215
California GO	5.000%	10/1/19	10,070	11,783
California GO	5.000%	4/1/20	1,460	1,683
California GO	5.000%	9/1/21	11,000	13,354
California GO	5.250%	9/1/22	3,000	3,720
California GO	5.000%	11/1/22	1,000	1,113
California GO	5.250%	9/1/23	10,100	12,246
California GO	5.000%	11/1/23	7,000	8,650
California GO	5.000%	5/1/24	3,000	3,722
California GO	5.000%	11/1/24	6,670	8,320
California GO	5.000%	3/1/25	7,000	8,127
California GO	5.000%	6/1/26 (14)	20,000	21,830
California GO	5.250%	10/1/27	5,000	5,972
California GO	5.100%	11/1/27	1,475	1,734
California GO	5.000%	9/1/28	10,650	11,362
California GO	5.000%	9/1/28	2,500	2,847
California GO	5.000%	9/1/29	5,125	5,842
California GO	5.000%	10/1/29	1,400	1,618
California GO	5.250%	10/1/29	4,700	5,500
California GO	5.250%	3/1/30	10,000	11,594
California GO	4.500%	8/1/30	1,440	1,532
California GO	5.250%	9/1/30	6,000	7,069
California GO	5.750%	4/1/31	15,875	18,669
California GO	5.000%	10/1/31	4,500	5,307
California GO	5.000%	6/1/32	25,000	27,224
California GO	5.000%	9/1/32	1,045	1,191
California GO	5.000%	10/1/32	5,000	5,874
California GO	6.000%	3/1/33	7,000	8,511
California GO	5.125%	4/1/33	8,500	9,560
California GO	6.500%	4/1/33	33,000	40,278
California GO	5.000%	10/1/33	4,000	4,684
California GO	5.250%	4/1/35	5,000	5,829
California GO	6.000%	11/1/35	10,000	12,233
California GO	5.000%	9/1/36	8,500	9,679
California GO	5.000%	4/1/37	5,000	5,695
California GO	5.250%	3/1/38	8,000	8,996
California GO	6.000%	4/1/38	21,190	25,430
California GO	5.250%	8/1/38	10,000	11,403
California GO	5.000%	10/1/39	12,615	14,602
California GO	5.500%	11/1/39	3,690	4,352
California GO	6.000%	11/1/39	2,700	3,315
California GO	5.500%	3/1/40	11,500	13,494
California GO	5.000%	10/1/41	5,000	5,642
California GO	5.000%	4/1/42	2,000	2,276
California GO	5.000%	9/1/42	8,515	9,751
California GO	5.000%	2/1/43	6,265	7,105
California GO	5.000%	4/1/43	6,500	7,388
California GO	5.000%	11/1/43	12,425	14,229
California GO	5.000%	12/1/43	5,335	6,116
California GO	5.000%	5/1/44	5,000	5,732
California GO VRDO	0.010%	3/2/15 LOC	1,000	1,000
California GO VRDO	0.010%	3/2/15 LOC	2,300	2,300
California GO VRDO	0.010%	3/2/15 LOC	4,525	4,525
California GO VRDO	0.020%	3/2/15 LOC	3,100	3,100
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,510

California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
VRDO	0.010%	3/2/15 LOC	2,000	2,000
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,731
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,842
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,819
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	10,059
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,209
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/34	2,415	2,684
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	4,995	5,517
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,798
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,612
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	4,512
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.010%	3/6/15 LOC	1,375	1,375
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,222
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,532
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,750	8,748
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,465	5,014
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/43	5,300	6,046
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,217
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,811
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,812
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/18 (Prere.)	2,000	2,399
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,825
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/38	9,000	10,369
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	7,552
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,920	4,662
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	8,000	9,003

California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,133
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,597
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,722
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,794
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	11/15/46	10,000	10,781
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	3/6/15	6,250	6,250
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	3/6/15	7,185	7,185
2 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.030%	3/2/15 (ETM)	20,150	20,150
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/39	5,000	5,622
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31 (14)	4,135	4,288
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/39	11,000	12,288
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/46	3,650	3,785
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.250%	8/15/39	1,200	1,322
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.250%	8/15/49	3,500	3,835
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.010%	3/2/15	1,600	1,600
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/23	1,200	1,496
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,365
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,711
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,767
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	3/2/15 LOC	19,900	19,900
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.020%	3/2/15 LOC	10,100	10,100
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.020%	3/2/15 LOC	10,500	10,500
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	2,970	3,211
California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (2)	12,155	12,955

California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	7,152
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	8,250	9,881
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,898
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,477
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,375	3,806
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	9,677
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	17,000	17,145
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/15 (Prere.)	9,045	9,358
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	5,009
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	2,000	2,417
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	6,137
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	5,919
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,826
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,677
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/39	3,000	3,440
California State University Revenue Systemwide	5.000%	11/1/15 (Prere.)	3,675	3,796
California State University Revenue Systemwide	5.000%	11/1/24	2,000	2,389
California State University Revenue Systemwide	5.750%	11/1/27	4,500	5,328
California State University Revenue Systemwide	5.000%	11/1/31	7,000	8,291
California State University Revenue Systemwide	5.000%	11/1/32	7,000	8,245
California State University Revenue Systemwide	5.250%	11/1/34	5,000	5,749
California State University Revenue Systemwide	5.000%	11/1/35 (14)	1,325	1,365
California State University Revenue Systemwide	5.000%	11/1/37	10,000	11,176
California State University Revenue Systemwide	5.000%	11/1/37	3,750	4,283
California State University Revenue Systemwide	5.250%	11/1/38	3,280	3,771
California State University Revenue Systemwide	5.000%	11/1/42	1,355	1,517
California Statewide Communities Development
Authority Pollution Control Revenue (Chevron
USA Inc. Project) VRDO	0.010%	3/2/15	2,085	2,085
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,021
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,341
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/29 (4)	940	1,093
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/44 (4)	5,500	6,232
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	1,000	1,129

California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/39	310	355
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,200	8,022
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/43	5,000	5,708
California Statewide Communities Development
Authority Revenue (Covenant Retirement
Communities Inc.)	5.625%	12/1/36	4,000	4,414
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/30	5,000	4,752
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/35	1,515	1,426
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	2,500	2,716
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	2,157
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/44	6,800	7,595
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	4.750%	4/1/33	4,185	4,481
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	15,425	17,226
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	7,590	7,878
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	3/6/15	3,200	3,200
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	3/6/15	1,800	1,800
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	3/6/15	3,000	3,000
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/34	2,500	2,767
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/44	3,000	3,273
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.500%	12/1/54	5,000	5,524
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,908
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	12,580
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/38 (2)	2,900	3,087

California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	11/15/38	4,250	4,619
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	11,000	12,373
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,583
Centinela Valley CA Union High School District
GO	6.000%	8/1/36	3,000	3,696
Cerritos CA Community College District GO	4.000%	8/1/33	2,135	2,243
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	1,878
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	760
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,951
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	6,035
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	4,083
Citrus CA Community College District GO	0.000%	8/1/36	1,810	1,315
Citrus CA Community College District GO	0.000%	8/1/37	2,475	1,794
Citrus CA Community College District GO	0.000%	8/1/38	2,150	1,553
Coast CA Community College District GO	5.000%	8/1/27	5,700	6,821
Colton CA Joint Unified School District GO	5.000%	8/1/27 (4)	2,535	2,972
Contra Costa CA Community College District
GO	5.000%	8/1/38	3,600	4,153
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/24	1,085	1,291
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	1,970	2,271
Cotati-Rohnert Park CA Unified School District
GO	5.000%	8/1/44 (4)	3,000	3,413
Cupertino CA Union School District GO	5.000%	8/1/36	3,000	3,552
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/17 (Prere.)	1,350	1,484
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/17 (Prere.)	15,765	17,345
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	3,305	3,963
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	1,500	1,799
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,321
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,696
El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	8,804
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,136
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	3,493
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,556
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	5,051
Foothill-De Anza CA Community College District
GO	0.000%	8/1/17 (14)	3,000	2,930
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	3,297
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	2,933
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	1,794

Foothill-De Anza CA Community College District
GO	5.000%	8/1/35	3,420	4,024
Foothill-De Anza CA Community College District
GO	5.000%	8/1/40	10,000	11,336
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	9,000	6,694
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	2,200	2,641
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	13,500	15,779
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/53	6,500	7,666
Gavilan CA Joint Community College District
GO	5.500%	8/1/28 (2)	90	90
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,466
Grossmont CA Healthcare District GO	6.125%	7/15/40	2,500	3,082
Grossmont CA Union High School District GO	0.000%	8/1/30	6,500	3,566
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,234
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.010%	3/2/15 LOC	3,100	3,100
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.010%	3/2/15 LOC	1,000	1,000
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.010%	3/2/15 LOC	3,900	3,900
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax
Revenue VRDO	0.010%	3/2/15 LOC	2,325	2,325
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/30 (2)	5,500	5,556
Kern CA High School District GO	6.400%	8/1/15 (ETM)	1,645	1,689
Kern CA High School District GO	6.400%	8/1/16 (ETM)	1,815	1,975
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,294
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,194
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36	2,450	2,632
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	4,337
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/15 (Prere.)	6,155	6,380
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/15 (Prere.)	2,500	2,592
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	4,916
Long Beach CA Community College District GO	0.000%	8/1/34	2,520	1,130
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.603%	11/15/26	1,800	1,707
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	9,017
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	4,960
Long Beach CA Unified School District GO	0.000%	8/1/26	1,870	1,266
Los Angeles CA Community College District GO	5.000%	8/1/16 (Prere.)	5,000	5,337
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	7,340	8,116
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	3,980	4,757
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	5,160	6,278
Los Angeles CA Community College District GO	5.000%	8/1/24	4,000	5,040
Los Angeles CA Community College District GO	5.000%	8/1/25	6,100	7,616
Los Angeles CA Community College District GO	5.000%	8/1/28	3,500	4,226

Los Angeles CA Community College District GO	5.000%	8/1/28	6,000	7,244
Los Angeles CA Community College District GO	5.000%	8/1/30	5,500	6,582
Los Angeles CA Community College District GO	4.000%	8/1/33	3,500	3,723
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	5,843
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	2,000	2,382
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,964
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,816
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,696
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	16,940
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	18,106
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	4,000	4,569
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	4,500	5,218
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,631
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	10,000	11,837
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29 (2)	10,000	10,943
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30 (2)	16,000	17,497
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	5,000	5,451
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	7,906
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	2,500	2,938
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,419
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	3,500	4,088
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	11,465
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,641
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,768
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	12,365	14,010
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	2,121
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	4,000	4,616
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,262
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,669
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,721

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	10,150	11,457
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.020%	3/2/15	5,200	5,200
Los Angeles CA GO	5.000%	9/1/22	6,155	7,536
Los Angeles CA GO	5.000%	9/1/31	5,785	6,702
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	7,500	7,977
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	7,675	8,163
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	2,645	2,814
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	2,655	2,823
Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	4,077
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	7,100	7,530
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	7,349
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,845
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,000	6,127
Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,594
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	6,532
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,400
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	2,225	2,380
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	8,000	8,706
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,674
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	11,601
Los Angeles CA Wastewater System Revenue	5.000%	6/1/27	7,000	8,360
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,239
2 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.030%	3/6/15	4,500	4,500
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	2,000	2,438
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	5,000	6,028
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	4,000	4,142
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	4,000	4,142
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25 (14)	1,265	1,309
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	3,094
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	5,940	6,654
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	1,165	1,264
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,844
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,998
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	4,823
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	8,940	10,415
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,500	3,045
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,410	3,759
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/26	4,000	4,796
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,235	4,491

Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,000	4,823
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,442
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	7,535	8,810
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	3,319
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	3/6/15	3,500	3,500
3 Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26	2,085	2,531
3 Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	4,000	4,693
Modesto CA High School District GO	0.000%	8/1/18 (14)	3,225	3,074
Modesto CA Irrigation District COP	5.500%	7/1/35	1,000	1,079
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	4,795	5,072
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	7,720	9,238
New Haven CA Unified School District GO	5.000%	8/1/27 (15)	3,000	3,596
New Haven CA Unified School District GO	5.000%	8/1/28 (15)	2,000	2,371
Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,800
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,486
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	1,810
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	434
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	836
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	401
Northern California Gas Authority No. 1
Revenue	0.771%	7/1/17	13,210	13,161
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	6,955	7,677
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,299
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/27	3,255	3,775
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/32	1,155	1,308
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/25	1,825	1,971
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/26	1,995	2,137
Novato CA Unified School District GO	5.000%	8/1/28	800	959
Oakland CA GO	5.000%	1/15/31	3,550	3,963
Oakland CA Unified School District GO	6.625%	8/1/38	1,000	1,233
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	4,972
Ohlone CA Community College District GO	5.250%	8/1/41	5,000	5,713
Palmdale CA COP	5.250%	9/1/19 (14)	350	351
Palmdale CA COP	5.250%	9/1/20 (14)	345	346
Palmdale CA COP	5.250%	9/1/21 (14)	435	436
Palmdale CA COP	5.250%	9/1/22 (14)	530	531
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	225
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,123

Palomar CA Community College District GO	0.000%	8/1/24	5,125	4,003
Palomar Pomerado Health California COP	6.000%	11/1/41	3,000	3,209
Palomar Pomerado Health California GO	4.500%	8/1/32 (14)	12,000	12,325
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	1,856
Palomar Pomerado Health California GO	0.000%	8/1/35	10,330	4,171
Palomar Pomerado Health California GO	0.000%	8/1/36	5,000	1,928
Paramount CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	0.000%	8/1/26 (14)	3,000	1,931
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,555
Peralta CA Community College District Revenue	5.000%	8/1/39	4,000	4,539
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,800	1,579
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	2,359
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	4,125	3,177
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	692
Pomona CA Unified School District GO	5.600%	8/1/15 (ETM)	2,000	2,047
Pomona CA Unified School District GO	5.600%	8/1/16 (ETM)	1,000	1,076
Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	2,964
Poway CA Unified School District GO	5.000%	9/1/25	1,840	2,119
Poway CA Unified School District GO	5.000%	8/1/27	5,575	6,399
Poway CA Unified School District GO	5.000%	9/1/27	2,060	2,339
Poway CA Unified School District GO	5.000%	9/1/31	1,375	1,528
Poway CA Unified School District GO	0.000%	8/1/33	5,010	2,477
Poway CA Unified School District GO	5.000%	9/1/33	1,000	1,102
Poway CA Unified School District GO	0.000%	8/1/34	8,130	3,817
Poway CA Unified School District GO	5.000%	9/1/36	700	766
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/38	1,235	1,380
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/43	2,485	2,767
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	922
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,035	1,185
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/29 (12)	1,800	2,101
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	2,133
2 Regents of the University of California Revenue
TOB VRDO	0.020%	3/2/15	7,265	7,265
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	7,613
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	7,018
2 Riverside CA Electric Revenue TOB VRDO	0.030%	3/2/15	3,100	3,100

Riverside CA Unified School District Community
Facilities District No. 7 (Victoria Grove)
Special Tax Revenue	5.000%	9/1/31 (2)	4,000	4,099
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/21	1,280	1,505
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/22	1,335	1,579
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,670
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	2,018
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,107
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,521
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/15 (14)	2,000	1,997
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.010%	3/6/15	2,000	2,000
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	1,794
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	755
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	1,804
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	2,307
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/37	4,500	4,978
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	620	675
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,610	1,827
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,795
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/39 (15)	1,900	2,169
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/44 (15)	2,000	2,271
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	6,785	7,527
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,370
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,369
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,386
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,678
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/36	3,000	3,319
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	5,000	5,497

Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.010%	3/6/15	1,500	1,500
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.010%	3/6/15	8,300	8,300
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,000	5,299
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,650	5,988
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/35	4,920	5,745
San Bernardino CA City Unified School District
GO	5.000%	8/1/27 (4)	1,060	1,230
San Bernardino CA City Unified School District
GO	0.000%	8/1/35 (4)	5,900	2,516
San Bernardino CA City Unified School District
GO	0.000%	8/1/36 (4)	5,000	2,015
San Bernardino CA Community College District
GO	0.000%	8/1/44	20,000	5,352
San Bernardino CA Community College District
GO	0.000%	8/1/48	17,770	3,909
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	8,690	9,300
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,605
San Diego CA Community College District GO	5.250%	8/1/33	2,500	2,890
San Diego CA Community College District GO	0.000%	8/1/36	8,000	3,424
San Diego CA Community College District GO	5.000%	8/1/36	2,500	2,881
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,385
San Diego CA Community College District GO	5.000%	8/1/41	3,000	3,412
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/34	6,000	6,888
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/39	7,000	8,014
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/35	2,500	2,965
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/38	1,500	1,677
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/39	5,000	5,842
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	5,000	6,404
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	4,983
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	852
San Diego CA Unified School District GO	0.000%	7/1/31	1,500	815
San Diego CA Unified School District GO	0.000%	7/1/32	1,085	562
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	5,741
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	1,900
San Diego CA Unified School District GO	0.000%	7/1/46	10,000	2,743
San Diego County CA COP	5.000%	10/15/28	1,445	1,727
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,639
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,696
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	3,070
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/37	1,500	1,703
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/38	2,000	2,268

San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,352
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	3,540	4,009
San Diego County CA Water Authority Revenue	5.000%	5/1/31	4,700	5,409
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/26 (4)	7,275	8,121
2 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.030%	3/6/15	2,510	2,510
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	15,000	16,474
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,120	2,475
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	5,220	6,142
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,065	2,392
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	10,000	11,293
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	6,000	6,894
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	12,680	14,870
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	8,430	10,086
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,286
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,409
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	4,000	4,591
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,721
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,478
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,605	2,986
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,810	3,209
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	11,310
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/39	2,000	2,335
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	8/1/41	1,000	1,225
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/43	3,500	3,877
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,679
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	9,640
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/39	1,290	1,490

San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	4,272
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	4,053
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	5,000	5,521
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	4,000	4,244
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,270	1,295
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	3,415	3,729
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,300	2,505
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	3,375	3,665
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	949
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	3,056
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	6,092
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/40	3,850	4,480
San Juan CA Unified School District GO	0.000%	8/1/16 (4)	2,000	1,977
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,689
San Juan CA Unified School District GO	0.000%	8/1/19 (4)	2,210	2,041
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,454
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	3,666
3 San Luis Obispo County CA Community College
District GO	5.000%	8/1/28	890	1,082
3 San Luis Obispo County CA Community College
District GO	5.000%	8/1/32	1,395	1,653
San Marcos CA Public Facilities Authority Tax
Allocation Revenue (Project Areas No. 2 &
No. 3 Financing Project)	5.000%	8/1/35 (2)	5,000	5,026
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,297
San Marcos CA Unified School District GO	5.000%	8/1/34	5,620	6,482
San Marcos CA Unified School District GO	5.000%	8/1/38	2,835	3,240
San Mateo County CA Community College
District GO	5.000%	9/1/16 (Prere.)	5,000	5,353
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	4,108
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/29 (4)	1,780	2,062
San Ramon Valley CA Unified School District
GO	0.000%	7/1/15 (14)	2,005	2,003
San Ramon Valley CA Unified School District
GO	5.000%	8/1/22	4,000	4,960
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (ETM)	2,673	2,885
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (14)	2,673	2,863

Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (ETM)	1,000	1,127
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (14)	1,000	1,119
Santa Ana CA Unified School District GO	0.000%	8/1/32 (14)	3,680	1,836
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	709
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,629
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,451
Santa Clara County CA GO	5.000%	8/1/28	9,000	10,868
Santa Monica CA Community College District
GO	4.000%	8/1/31	3,000	3,209
Santa Monica-Malibu CA Unified School District
GO	4.500%	7/1/36	7,990	8,776
Santa Rosa CA Wastewater Revenue	6.000%	7/2/15 (2)	1,340	1,361
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	1,075	1,105
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,628
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,137
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	2/1/39	3,090	3,555
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	1,000	1,096
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,500	2,713
Sonoma County CA Junior College District GO	5.000%	8/1/27	2,000	2,393
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	4,052
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/35 (14)	16,110	16,467
3 Southern California Public Power Authority
Revenue	5.000%	7/1/26	3,500	4,302
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,858
Southern California Public Power Authority
Revenue (Magnolia Power Project) VRDO	0.010%	3/6/15 LOC	1,800	1,800
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,835
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	2,047
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,580	4,194
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,000	3,545
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,724
Southern California Public Power Authority
Revenue (Transmission Project) VRDO	0.020%	3/6/15 (4)	11,980	11,980
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/29 (15)	1,000	1,156
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/38	2,150	2,542
Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,810

Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/31 (15)	1,225	1,398
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/32 (15)	1,250	1,421
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/33 (15)	1,280	1,451
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	4,200	4,904
2 Sweetwater CA Unified School District GO TOB
VRDO	0.040%	3/6/15 (13)	700	700
Temecula Valley CA Unified School District GO	0.000%	8/1/35	3,000	2,641
Temecula Valley CA Unified School District GO	0.000%	8/1/37	3,785	3,338
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	1,834
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	3,233
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	1,540	1,596
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,261
Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	3,368
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	4,038
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	2,875	3,110
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	3,009
Union CA Elementary School District GO	0.000%	9/1/15 (14)	3,860	3,855
Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,489
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	2,239
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,561
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,634
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	2,101
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,752
Union CA Elementary School District GO	5.000%	9/1/44	1,335	1,544
University of California Revenue	5.750%	5/15/25	7,000	8,365
University of California Revenue	5.000%	5/15/28	5,000	5,939
University of California Revenue	4.750%	5/15/33	9,425	9,962
University of California Revenue	5.000%	5/15/33	5,000	5,814
University of California Revenue	5.000%	5/15/34	3,220	3,517
University of California Revenue	5.000%	5/15/34	5,205	6,020
University of California Revenue	5.000%	5/15/35	3,640	4,191
University of California Revenue	5.000%	5/15/37 (13)	6,000	6,404
University of California Revenue	5.250%	5/15/37	7,000	8,284
University of California Revenue	5.000%	5/15/38	10,000	11,470
University of California Revenue	5.250%	5/15/39	7,000	8,008
University of California Revenue	5.000%	5/15/40	2,395	2,616
University of California Revenue PUT	5.000%	5/15/23	20,000	24,631
2 University of California Revenue TOB VRDO	0.020%	3/2/15	13,995	13,995
2 University of California Revenue TOB VRDO	0.030%	3/6/15	1,600	1,600
University of California Revenue VRDO	0.010%	3/6/15	13,500	13,500
University of California Revenue VRDO	0.020%	3/6/15	9,900	9,900
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	2,607	2,783
Ventura County CA Community College District
GO	5.500%	8/1/33	8,500	9,759
3 Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,970	2,329
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	4,709
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34	3,100	3,602
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,246
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	5,580

Washington Township CA Health Care District
GO	5.500%	8/1/40	5,000	6,015
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	3,000	3,121
Washington Township CA Health Care District
Revenue	5.000%	7/1/37	1,750	1,816
West Contra Costa CA Unified School District
GO	5.250%	8/1/35 (4)	7,000	8,149
3 West Contra Costa CA Unified School District
GO	5.000%	8/1/40	3,000	3,404
3 West Contra Costa CA Unified School District
GO	5.000%	8/1/45	2,500	2,825
Westlands CA Water District Revenue	5.000%	9/1/34 (4)	2,000	2,251
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	4,500	5,045
Yuba City CA Unified School District GO	0.000%	9/1/15 (14)	1,870	1,866
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	1,979
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	2,061
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/27	1,000	1,201
				3,163,286
Guam (0.0%)
Guam Power Authority Revenue	5.000%	10/1/24	1,000	1,169

Total Tax-Exempt Municipal Bonds (Cost $2,913,449)				3,164,455
Total Investments (100.2%) (Cost $2,913,449)				3,164,455
Other Assets and Liabilities-Net (-0.2%)				(5,968)
Net Assets (100%)				3,158,487

1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $72,455,000, representing 2.3% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2015.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.

California Long-Term Tax-Exempt Fund

TRAN - Tax Revenue Anticipation Note. VRDO - Variable Rate Demand Obligation. VRDP - Variable Rate Demand Preferred. (ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

California Long-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at February 28, 2015.

D. At February 28, 2015, the cost of investment securities for tax purposes was $2,917,019,000. Net unrealized appreciation of investment securities for tax purposes was $247,436,000, consisting of unrealized gains of $248,147,000 on securities that had risen in value since their purchase and $711,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
California (100.0%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	2.150%	7/1/19	1,675	1,675
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	2.500%	7/1/19	1,365	1,365
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	3.000%	7/1/19	2,000	2,002
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/23	700	805
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,361
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	3,162
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/32	1,060	1,170
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	3.000%	11/15/16	1,220	1,252
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,453
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	989
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	657
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,172
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,468
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	0.020%	3/6/15 LOC	5,700	5,700
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,263
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,185
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,120
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,100
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,865

ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	1,025
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	1,120	1,364
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,160
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,155
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/33	1,300	1,494
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	2,040
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	275	327
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	355	425
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/23	375	452
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/24	400	484
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/25	510	610
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26	685	810
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/28	1,165	1,354
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29	1,000	1,160
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	1,425	1,644
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/31	500	575
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32	525	602
Acalanes CA Union High School District GO	0.000%	8/1/27	1,225	751
Acalanes CA Union High School District GO	0.000%	8/1/28	1,230	715
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/27 (15)	750	885
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/28 (15)	1,000	1,167
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/30 (15)	1,680	1,941

Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/31 (15)	1,640	1,888
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/32 (15)	3,000	3,437
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/33 (15)	1,600	1,825
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/15 (2)	1,285	1,281
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	4,655	4,579
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (2)	300	281
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	14,290	13,077
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	13,215	11,790
Alameda CA Corridor Transportation Authority
Revenue	4.000%	3/1/22	5,500	6,386
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,190	2,660
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,642
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/24 (2)	3,805	4,088
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,240	16,114
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	4,593
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/15 (ETM)	3,960	4,006
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	7,000	8,112
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	9,724
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	5,346
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,753
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,669
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	5/1/16	875	921
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	5/1/17	625	682
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	5/1/27	1,500	1,777
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	5/1/28	1,150	1,350
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/21 (14)	4,425	4,820
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/22 (14)	4,660	5,053
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/24 (14)	5,175	5,603
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/25 (14)	5,450	5,901

Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/30	5,585	6,580
Bakersfield CA Wastewater Revenue	5.000%	9/15/24 (4)	7,600	8,419
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,625	12,231
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	300	316
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,455	2,583
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	10,000	10,521
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	3,100	3,262
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,055	3,338
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,000	3,278
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	2,610	2,857
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	75	87
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	11,355	13,311
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,556
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	5,899
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	5,811
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,000	8,203
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	8,000	9,260
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,700	19,553
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	16,125	18,810
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	7,645	8,802
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.971%	8/1/17	32,550	32,975
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	12,500	12,622
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.720%	10/1/19	5,000	5,106
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.720%	10/1/19	5,825	5,948
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.620%	4/1/20	20,115	20,125
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	25,000	25,429
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.720%	4/1/21	20,500	20,512
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	33,000	33,505
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.920%	5/1/23	19,000	19,046

1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.920%	5/1/23	4,350	4,361
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.120%	4/1/24	5,000	5,094
Bay Area Toll Authority California Toll Bridge
Revenue PUT	1.500%	4/2/18	5,100	5,153
Bay Area Toll Authority California Toll Bridge
Revenue PUT	1.875%	4/1/19	1,250	1,275
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	6,591
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/22	7,295	8,832
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/23	6,150	7,521
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	6,147
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/25	4,020	4,801
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/24 (4)	1,000	1,209
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/25 (4)	1,430	1,700
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/26 (4)	2,000	2,352
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/27 (4)	2,375	2,768
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/29 (4)	1,240	1,428
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/30 (4)	750	862
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/32 (4)	3,790	3,985
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/23	400	493
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/24	500	623
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/25	500	614
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/30	1,700	1,813
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/31	1,980	2,105
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/32	2,085	2,207
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/33	2,165	2,284
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/34	2,210	2,326
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	10,275	10,364
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/22	1,000	1,171

California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/23	1,200	1,416
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/24	3,840	4,545
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	26,850	27,084
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,282
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	19,625	20,731
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	9,600	10,549
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	27,472
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/18	1,380	1,517
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	17,950	20,293
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	1,810	2,046
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	22,803
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,414
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	23,890	28,421
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	18,250	21,711
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,958
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	7,902
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	40,000	45,244
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	22,622
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	14,675	16,587
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22 (4)	3,810	4,310
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22 (4)	1,000	1,131
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,395	6,098
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,825	12,928
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	4,905	5,565
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	8,280	9,395
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	7,960	9,435

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,250	1,508
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	2,905	3,562
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,355	4,113
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,455	4,236
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,850	2,268
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	5,645	6,925
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	6,000	7,445
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	10,000	12,553
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	95	108
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	9,500	12,052
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	285	322
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	840	990
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/27	995	1,205
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	3,350	3,916
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/28	1,150	1,382
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	8,255	9,824
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	3,530	4,121
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/29	1,185	1,419
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/30	2,720	3,164

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/31	3,910	4,533
1 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	0.320%	12/1/17	17,000	17,001
California Economic Recovery GO	5.000%	7/1/18 (ETM)	23,110	26,274
California Economic Recovery GO	5.000%	7/1/18	6,660	7,584
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	43,745	51,308
California Economic Recovery GO	5.000%	7/1/19 (ETM)	32,330	38,010
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	28,845	34,138
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	16,540	19,575
California Economic Recovery GO	5.000%	7/1/22	16,280	17,274
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/15	380	385
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/16	400	425
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20	790	886
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/23	1,195	1,351
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/24	380	429
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,249
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	10,000	12,871
California Educational Facilities Authority
Revenue (University of La Verne)	5.000%	6/1/29	3,705	3,721
California Educational Facilities Authority
Revenue (University of Southern California)	4.500%	10/1/33	6,115	6,598
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.010%	3/2/15	614	614
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.030%	3/6/15	1,215	1,215
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	5,865	6,044
California GO	5.000%	3/1/15 (Prere.)	4,825	4,828
California GO	5.000%	3/1/15	1,000	1,001
California GO	5.000%	4/1/15	15,400	15,471
California GO	4.750%	6/1/15 (Prere.)	3,000	3,036
California GO	5.000%	6/1/15 (Prere.)	10,005	10,132
California GO	4.000%	4/1/16	525	547
California GO	5.000%	10/1/16	11,875	12,753
California GO	5.000%	12/1/16	1,200	1,297
California GO	5.000%	4/1/17	11,000	12,022
California GO	6.000%	4/1/17 (2)	680	758
1 California GO	0.770%	5/1/17	1,000	1,008
California GO	5.250%	2/1/18 (14)	8,000	9,015
California GO	6.000%	2/1/18 (2)	6,240	7,175
California GO	5.000%	3/1/18	1,850	2,077
California GO	5.500%	4/1/18	20,000	22,818
1 California GO	0.920%	5/1/18	9,230	9,366
California GO	5.000%	8/1/18	1,895	2,060
California GO	5.000%	10/1/18	20,000	22,855

California GO	5.000%	10/1/18	14,095	16,107
California GO	2.000%	11/1/18	16,545	17,163
California GO	5.500%	4/1/19	11,245	13,223
California GO	5.000%	5/1/19	10,000	10,086
California GO	5.000%	8/1/19	30,000	30,619
California GO	5.000%	10/1/19 (14)	14,800	15,850
California GO	5.000%	10/1/19	21,000	24,572
California GO	2.000%	11/1/19	6,695	6,938
California GO	5.000%	2/1/20	2,950	3,476
California GO	5.250%	2/1/20	7,500	8,927
California GO	5.000%	3/1/20	50,460	50,663
California GO	5.000%	8/1/20	14,890	16,177
California GO	5.000%	9/1/20	9,970	11,890
California GO	5.000%	10/1/20	5,555	6,636
California GO	5.000%	11/1/20	47,795	57,181
California GO	5.000%	3/1/21	2,250	2,650
California GO	5.000%	4/1/21	2,240	2,697
California GO	5.500%	4/1/21	2,000	2,347
California GO	5.000%	9/1/21	9,800	11,897
California GO	5.000%	9/1/21	1,310	1,590
California GO	5.000%	9/1/21	13,700	16,632
California GO	5.000%	10/1/21	2,575	3,131
California GO	5.000%	11/1/21	2,820	3,434
California GO	5.000%	2/1/22	8,125	9,846
California GO	5.000%	4/1/22	4,550	5,528
California GO	5.000%	6/1/22	12,000	12,150
California GO	5.000%	9/1/22	12,710	15,539
California GO	5.250%	9/1/22	17,400	21,577
California GO	5.000%	10/1/22	15,000	18,360
California GO	5.000%	11/1/22	26,570	32,558
California GO	5.000%	2/1/23	23,000	28,132
California GO	5.000%	2/1/23	9,610	11,502
California GO	5.000%	9/1/23	7,000	8,454
California GO	5.000%	9/1/23	12,120	12,966
California GO	5.000%	9/1/23	10,000	12,331
California GO	5.250%	9/1/23	2,455	2,977
California GO	5.000%	10/1/23	12,450	15,369
California GO	5.000%	10/1/23	12,500	13,419
California GO	5.000%	10/1/23	3,135	3,870
California GO	5.000%	11/1/23	20,000	24,715
California GO	5.000%	12/1/23	7,500	8,352
California GO	5.000%	3/1/24	3,000	3,499
California GO	5.000%	8/1/24	10,100	10,949
California GO	5.000%	8/1/24 (4)	31,275	31,920
California GO	5.000%	9/1/24	10,000	12,155
California GO	5.000%	10/1/24	11,420	12,902
California GO	5.000%	10/1/24	13,440	14,413
California GO	5.000%	10/1/24	8,725	10,874
California GO	5.000%	11/1/24	5,000	5,934
California GO	5.000%	11/1/24	6,000	6,649
California GO	5.000%	12/1/24	2,000	2,222
California GO	5.000%	12/1/24	15,500	18,994
California GO	5.000%	2/1/25	12,940	15,452
California GO	5.125%	3/1/25	2,100	2,371
California GO	5.000%	8/1/25	18,525	20,060
California GO	5.000%	9/1/25	2,185	2,634
California GO	5.000%	9/1/25	1,500	1,717

California GO	5.000%	10/1/25	8,490	9,575
California GO	5.000%	10/1/25	13,865	16,700
California GO	5.000%	11/1/25	14,125	17,513
California GO	5.000%	11/1/25	1,500	1,772
California GO	5.000%	12/1/25	21,015	23,262
California GO	5.000%	3/1/26	5,000	5,784
California GO	5.000%	3/1/26	5,000	5,223
California GO	5.000%	4/1/26	27,480	30,974
California GO	5.000%	9/1/26	2,500	2,858
California GO	5.000%	11/1/26	7,500	8,803
California GO	5.000%	4/1/27	24,285	27,301
California GO	5.750%	4/1/27	31,455	36,950
California GO	4.500%	8/1/27	8,145	8,698
California GO	5.000%	9/1/27	5,500	6,280
California GO	5.000%	10/1/27	13,875	16,366
California GO	5.250%	10/1/27	5,000	5,972
California GO	5.750%	4/1/28	30,000	35,188
California GO	5.000%	9/1/28	17,500	19,929
California GO	5.250%	9/1/28	6,000	7,116
California GO	5.250%	2/1/29	2,790	3,295
California GO	5.000%	9/1/29	6,000	6,931
California GO	5.000%	9/1/29	16,000	18,238
California GO	5.000%	10/1/29	10,245	11,511
California GO	5.250%	3/1/30	20,000	23,188
California GO	5.000%	5/1/30	13,870	16,324
California GO	4.500%	8/1/30	3,100	3,298
California GO	5.000%	9/1/30	10,000	11,500
California GO	5.000%	9/1/30	10,180	11,559
California GO	5.250%	9/1/30	5,000	5,959
California GO	5.000%	10/1/30	5,800	6,867
California GO	5.000%	3/1/31	5,535	5,761
California GO	5.750%	4/1/31	37,030	43,547
California GO	5.000%	5/1/31	17,000	19,933
California GO	5.000%	10/1/31	5,500	6,486
California GO	5.000%	12/1/31	6,000	6,994
California GO	5.000%	2/1/32	2,540	2,910
California GO	5.000%	9/1/32	1,000	1,041
California GO	5.000%	10/1/32	23,500	27,607
California GO	5.000%	12/1/32	7,000	7,759
California GO	6.000%	3/1/33	12,000	14,591
California GO	5.125%	4/1/33	6,550	7,367
California GO	6.500%	4/1/33	22,715	27,725
California GO	5.000%	9/1/33	4,830	5,574
California GO	5.000%	10/1/34	10,000	11,684
California GO	4.500%	3/1/36 (10)	11,385	11,743
California GO PUT	4.000%	12/1/16	1,300	1,356
1 California GO PUT	0.950%	12/3/18	1,000	1,016
California GO PUT	3.000%	12/1/19	52,000	55,711
California GO VRDO	0.010%	3/2/15 LOC	4,150	4,150
California GO VRDO	0.010%	3/2/15 LOC	1,100	1,100
California GO VRDO	0.020%	3/2/15 LOC	14,285	14,285
California GO VRDO	0.020%	3/2/15 LOC	28,000	28,000
California GO VRDO	0.010%	3/6/15 LOC	10,000	10,000
California GO VRDO	0.010%	3/6/15 LOC	7,000	7,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,669

California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,324
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
VRDO	0.010%	3/2/15 LOC	3,250	3,250
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist
Homes)	5.000%	7/1/26	1,740	1,839
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,163
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,592
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,557
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,000	9,584
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,300	5,993
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	22,719
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,525
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	4,260	5,010
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.060%	3/6/15 LOC	14,000	14,000
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,067
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,740
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,169
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,100	2,502
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,410
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/34	1,500	1,543
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,996
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,555
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/24	2,910	3,244
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	2,890	3,136
1 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.820%	7/1/17	5,255	5,341
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	6,014
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	2,233
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	4.000%	6/1/16	735	767

California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	345
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	531
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	1,039
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	890
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	357
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	921
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	935
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	847
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,400	1,682
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,500	1,784
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,997
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,250	2,611
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	13,982
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,500	3,951
2 California Health Facilities Financing Authority
Revenue (Kaiser Foundation Hospitals) TOB
VRDO	0.020%	3/6/15 LOC	6,900	6,900
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/19	500	563
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	800	967
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	500	609
2 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.030%	3/6/15	1,665	1,665
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/18	1,320	1,513
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,500	1,700
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,178
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,800	2,066
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,020	1,175
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,000	1,216
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,579

California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,400	2,929
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,899
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,849
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.010%	3/6/15	1,000	1,000
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	3,030	3,608
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	4,000	4,763
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/23	1,500	1,845
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/24	1,525	1,887
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,174
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,257
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,182
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,732
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,897
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/32	5,000	5,869
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	5,000	5,837
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,576
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/20	500	585
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	7,329
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,520	2,941
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,794
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,423
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	750	876
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	982
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,352
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,143
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,970	5,799
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	11,562
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,250	7,176

California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,879
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	7,315
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) VRDO	0.010%	3/6/15 LOC	6,800	6,800
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,347
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,588
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,830	2,201
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/31	2,000	2,325
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/16	1,000	1,068
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/19	2,000	2,347
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,624
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,541
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,090	1,300
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,620
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	4,500	5,235
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	5,992
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	3/6/15	13,700	13,700
California Housing Finance Agency Multifamily
Housing Revenue	0.850%	8/1/16	750	751
2 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.030%	3/2/15 (ETM)	64,805	64,805
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	10,000	11,304
1 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	1.870%	8/1/18	6,000	6,184
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust)	4.000%	10/1/15	1,400	1,432
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/1/16	3,190	3,193
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/3/17	6,100	6,101
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/1/18	1,500	1,500

1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/2/18	32,470	32,473
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.020%	3/2/15 LOC	9,400	9,400
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.020%	3/2/15 LOC	9,345	9,345
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.010%	3/2/15 LOC	3,120	3,120
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18 (14)	1,785	1,880
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19 (14)	1,040	1,095
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21 (14)	1,145	1,204
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.030%	3/6/15 LOC	4,300	4,300
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	1,000	1,039
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/29	16,610	18,637
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/21	565	659
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/23	400	468
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/30	1,000	1,111
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,500	1,889
1 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.120%	11/1/16	5,000	5,011
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/16	1,905	1,996
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,530
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,655
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	3/2/15 LOC	13,800	13,800
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.020%	3/2/15 LOC	20,600	20,600
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/20	3,895	3,944

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/15	1,250	1,266
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/16 (Prere.)	3,975	4,137
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/16 (Prere.)	27,790	28,925
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/16	7,160	7,586
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/16	3,785	4,063
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	5,000	5,979
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	1,375	1,654
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	11,457
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	1,500	1,836
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	2,350	2,895
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/24	4,250	5,252
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/24	1,925	2,382
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/31	5,000	5,845
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	7,305
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	5,000	5,822
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/32	5,000	5,978
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	5,000	5,804
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/33	3,000	3,576
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	5,960
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	5,881
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,825	6,814
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	5,000	5,818
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,500	1,789
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,500	1,772
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	8,276
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,334
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,836
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,898

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,844
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,878
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/15 (Prere.)	5,765	5,791
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/15 (Prere.)	9,010	9,322
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (ETM)	7,670	9,165
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20 (ETM)	2,015	2,427
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	2,019
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.300%	10/1/15 (2)	6,655	6,683
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.375%	10/1/16 (14)	4,750	4,770
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/15	1,500	1,540
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	6,887
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,569
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/18	1,080	1,237
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/20	10,000	11,670
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	5,942
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/20	1,600	1,902
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	2,965	3,577
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	1,110	1,339
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	6,126
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	6,628
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	3,241
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,500	1,839
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	1,195	1,467
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	9,065	10,717
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	5,009
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,000	1,208
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,000	2,405
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,560	4,252

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/30	3,000	3,480
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/30	4,695	5,450
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,545	6,744
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/31	3,000	3,468
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,909
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,000	8,477
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	13,222
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,664
California State University Revenue Systemwide	5.000%	5/1/15 (Prere.)	11,955	12,059
California State University Revenue Systemwide	5.000%	11/1/15	1,040	1,075
California State University Revenue Systemwide	5.250%	11/1/20	3,515	4,070
California State University Revenue Systemwide	5.000%	11/1/22 (2)	6,485	6,541
California State University Revenue Systemwide	5.000%	11/1/23	3,705	4,617
California State University Revenue Systemwide	5.000%	11/1/23	3,960	4,771
California State University Revenue Systemwide	5.000%	11/1/23	5,605	6,984
California State University Revenue Systemwide	5.000%	11/1/24	4,505	5,674
California State University Revenue Systemwide	5.000%	11/1/24	2,915	3,482
California State University Revenue Systemwide	5.000%	11/1/24	8,690	9,732
California State University Revenue Systemwide	5.000%	11/1/25	11,820	13,194
California State University Revenue Systemwide	5.000%	11/1/26	12,530	13,987
California State University Revenue Systemwide	5.000%	11/1/27	5,740	6,784
California State University Revenue Systemwide	5.000%	11/1/27	5,000	5,571
California State University Revenue Systemwide	5.000%	11/1/28	5,000	6,021
California State University Revenue Systemwide	4.000%	11/1/29	3,900	4,210
California State University Revenue Systemwide	5.000%	11/1/29	5,000	5,988
California State University Revenue Systemwide	5.000%	11/1/30 (4)	7,660	8,534
California State University Revenue Systemwide	5.000%	11/1/30	5,000	5,950
California State University Revenue Systemwide	5.000%	11/1/31	8,900	10,541
California State University Revenue Systemwide	5.000%	11/1/34	5,000	5,853
California State University Revenue Systemwide	5.250%	11/1/34	5,000	5,749
California State University Revenue Systemwide	5.000%	11/1/35	4,300	5,014
2 California State University Revenue Systemwide
TOB VRDO	0.030%	3/6/15	5,615	5,615
2 California State University Revenue Systemwide
TOB VRDO	0.100%	3/6/15 (4)	5,000	5,000
California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/25	14,975	15,030
California Statewide Communities Development
Authority Pollution Control Revenue (Chevron
USA Inc. Project) VRDO	0.010%	3/2/15	8,100	8,100
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/19	875	954
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,080
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,717
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,771

California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.100%	10/1/19	5,455	5,458
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.400%	10/1/20	1,450	1,450
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/18	275	312
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/19 (4)	250	290
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/20 (4)	210	248
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/21 (4)	200	238
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/22 (4)	200	240
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/23 (4)	400	484
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/24 (4)	500	609
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/27 (4)	855	1,008
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/28 (4)	900	1,049
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/34 (4)	2,500	2,857
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.010%	3/6/15 LOC	6,300	6,300
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	3.000%	11/1/16	750	783
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	3.000%	11/1/17	750	794
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/18	245	271
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/19	375	421
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/20	100	119
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/21	345	393

California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/22	375	454
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/23	275	336
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24	300	366
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/25	355	429
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/26	325	387
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/27	750	883
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/28	1,310	1,535
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/29	700	818
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	11,500	13,256
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/31	1,000	1,161
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/32	1,690	1,955
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.000%	7/1/22	4,670	4,549
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/25	1,660	1,601
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/24	11,625	11,257
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/18	610	681
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/27	500	563
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/32	680	745
California Statewide Communities Development
Authority Revenue (Eskaton Properties Inc.
Obligated Group)	5.250%	11/15/34	4,350	4,723
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	500	565

California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	6,190	6,291
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	578
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	382
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	325
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	297
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/23	650	776
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/24	750	901
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/25	800	944
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/26	1,000	1,171
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/27	2,000	2,326
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/28	3,000	3,470
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/29	3,000	3,457
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/30	4,565	5,244
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/31	4,000	4,570
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/32	3,790	4,321
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/33	2,500	2,833
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/34	2,000	2,258
California Statewide Communities Development
Authority Revenue (Institute for Defense
Analyses) VRDO	0.020%	3/6/15 (2)LOC	3,040	3,040
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	3,200	3,383

California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,000	6,575
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	3/6/15	9,400	9,400
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,839
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/27	8,975	9,896
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/29	10,080	11,306
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/34	32,030	35,456
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/20 (14)	2,440	2,603
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/23 (14)	5,285	5,624
California Statewide Communities Development
Authority Revenue (Sherman Oaks Project)	5.500%	8/1/15 (2)	4,685	4,784
California Statewide Communities Development
Authority Revenue (St. Joseph Health
System)	4.500%	7/1/18 (4)	7,490	7,938
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/19	530	622
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	599
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,279
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,724
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	13,518
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	1,170	1,198
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	3.000%	8/1/21	2,600	2,673
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,388
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/17	1,800	1,954
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.500%	5/15/26	5,000	5,530

California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	7,000	7,825
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/22	1,130	1,351
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/23	1,170	1,410
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/19 (4)	800	920
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/20 (4)	785	917
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/21 (4)	850	1,006
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/22 (4)	600	715
Castro Valley CA Unified School District GO	2.000%	8/1/15	400	403
Castro Valley CA Unified School District GO	3.000%	8/1/16	1,000	1,039
Castro Valley CA Unified School District GO	4.000%	8/1/17	500	542
Castro Valley CA Unified School District GO	4.000%	8/1/18	400	442
2 Central Basin Municipal Water District California
COP TOB VRDO	0.030%	3/6/15 (4)	7,500	7,500
Central CA Unified School District GO	5.500%	8/1/29 (12)	3,000	3,460
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/17	1,000	1,100
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	885
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,221
Cerritos CA Community College District GO	0.000%	8/1/20	500	450
Cerritos CA Community College District GO	0.000%	8/1/22	500	416
Cerritos CA Community College District GO	0.000%	8/1/23	500	397
Cerritos CA Community College District GO	4.000%	8/1/30	3,480	3,714
Cerritos CA Community College District GO	4.000%	8/1/32	2,260	2,382
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,738
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	6,035
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	2,500	2,964
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	8,749
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,719
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	15,070
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	1,195	1,396

Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,170	1,342
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	6,185	6,216
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,700	3,218
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,330	3,974
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,605	4,346
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,800	4,535
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	1,000	1,184
Citrus CA Community College District GO	0.000%	8/1/33	1,000	738
Citrus CA Community College District GO	0.000%	8/1/35	3,150	2,293
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,480
Coast CA Community College District GO	5.000%	8/1/26	5,255	6,354
Colton CA Joint Unified School District GO	4.000%	8/1/16 (4)	1,000	1,052
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	765	930
Colton CA Joint Unified School District GO	5.000%	8/1/24 (4)	1,050	1,270
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,197
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/23	2,065	2,457
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/24	1,665	1,966
Contra Costa CA Community College District
GO	5.000%	8/1/24	4,140	5,081
Contra Costa CA Community College District
GO	5.000%	8/1/32	3,000	3,502
Contra Costa CA Community College District
GO	5.000%	8/1/33	4,000	4,660
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/24	1,080	1,285
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	1,600	1,855
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	1,800	2,082
1 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.485%	12/15/15	16,500	16,508
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	15,300	16,679
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	588
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	598
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,649
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,742
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,427
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	803
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	983
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	1,084
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	1,007
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	818
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/23	1,145	1,365

Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/24	1,325	1,556
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/25	2,525	2,947
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/27	1,000	1,145
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/28	1,590	1,803
Covina-Valley CA Unified School District GO	5.000%	8/1/28	2,000	2,354
Culver City CA Redevelopment Agency Tax
Allocation Revenue	5.375%	11/1/16 (4)	2,035	2,044
Cupertino CA Union School District GO	5.000%	8/1/25	3,235	3,985
1 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.220%	12/1/15	11,000	11,000
1 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.220%	12/1/15	9,000	9,000
3 East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/27	18,690	23,137
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	2,005	2,345
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	4,700	5,610
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	16,020	18,669
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	5,094
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/29	6,000	6,955
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/26	5,245	5,879
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/27	6,220	6,972
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/28	1,000	1,123
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.010%	3/2/15	21,700	21,700
El Camino CA Community College District GO	0.000%	8/1/29	8,065	5,037
El Camino CA Community College District GO	0.000%	8/1/32	10,000	5,333
El Camino CA Community College District GO	0.000%	8/1/33	3,500	1,797
El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,252
El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,735
El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,703
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,754
El Dorado CA Irrigation District Revenue	5.000%	3/1/29 (4)	2,000	2,327
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	5,460	6,233
El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,352
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/28	1,000	1,124
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/29	800	897
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26	1,725	2,006

Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27	1,810	2,111
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28	1,900	2,212
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,424
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,952
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,575	3,671
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,600
Fontana CA Unified School District GO	5.250%	8/1/26 (4)	4,350	4,922
Foothill-De Anza CA Community College District
GO	5.000%	8/1/27	1,600	1,958
Foothill-De Anza CA Community College District
GO	4.500%	8/1/31 (2)	2,600	2,794
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/20 (4)	3,930	3,548
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,571
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/22 (4)	12,255	10,250
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/23 (4)	16,430	13,031
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/24 (4)	1,880	1,426
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/25	2,130	1,536
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/26	3,000	2,186
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/27	5,000	3,690
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/31 (4)	1,000	743
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	5,000	5,970
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	21,385	23,942
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	24,000	28,102
Fremont CA Unified School District GO	4.000%	8/1/29	1,070	1,144
Fremont CA Unified School District GO	4.000%	8/1/30	1,415	1,505
Fremont CA Unified School District GO	4.000%	8/1/31	1,790	1,892
Fremont CA Unified School District GO	4.000%	8/1/32	2,195	2,302
Fremont CA Unified School District GO	4.000%	8/1/33	2,630	2,754
Fremont CA Unified School District GO	4.000%	8/1/34	3,105	3,236
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	939
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,144
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,770
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,711
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/16	3,000	3,156

Golden State Tobacco Securitization Corp.
California Revenue	4.550%	6/1/22 (4)	470	516
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	2,185	1,839
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	2,012
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	4,127
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	10,390
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	14,226
Hemet CA Multifamily Housing Revenue
(Sunwest Retirement Village) VRDO	0.040%	3/6/15	800	800
Hemet CA Unified School District Financing
Authority Special Tax Revenue	2.000%	9/1/16	250	254
Hemet CA Unified School District Financing
Authority Special Tax Revenue	3.000%	9/1/17	250	261
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/18	280	304
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/19	350	387
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/20	250	279
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/21	175	206
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/22	500	594
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/23	500	596
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/24	315	374
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/27	950	1,098
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,441
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/32	550	625
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/33	580	658
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/34	360	407
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,000	1,177
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,235	1,438
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	1,500	1,744
Irvine CA Ranch Water District Revenue VRDO	0.010%	3/2/15 LOC	9,550	9,550
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.010%	3/2/15 LOC	6,000	6,000
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,476
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,219
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,717
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,974

Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	472
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	409
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,345
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.010%	3/2/15 LOC	9,218	9,218
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax
Revenue VRDO	0.010%	3/2/15 LOC	5,500	5,500
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25 (2)	8,645	8,844
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/15	1,750	1,765
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/16	2,500	2,601
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/17	1,110	1,200
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/18	3,255	3,586
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,836
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,806
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	4,312
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,546
Kings River Conservation District California COP	5.000%	5/1/15 (ETM)	2,590	2,613
Kings River Conservation District California COP	5.000%	5/1/15	1,755	1,770
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	894
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,464
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,454
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,000	1,171
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/29	1,000	1,165
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,673
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	4,330	4,999
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	2,095	2,328
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/32	1,515	1,740
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/33	1,880	2,151
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,194
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23	300	342
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24	310	350
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25	550	616
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29	750	823
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/21	1,810	2,129
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/23	2,190	2,579
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/15 (Prere.)	8,665	8,982
Long Beach CA Community College District GO	0.000%	6/1/29 (ETM)	960	660
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	5,420	3,442

Long Beach CA Finance Authority Lease
Revenue	6.000%	11/1/17 (2)	1,765	1,849
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,255	3,748
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/22	260	303
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	7,905	9,229
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.583%	11/15/25	16,845	16,072
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.603%	11/15/26	10,025	9,506
Long Beach CA Unified School District GO	0.000%	8/1/27	2,500	1,603
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,780
Los Angeles CA Community College District GO	5.000%	8/1/15 (Prere.)	260	265
Los Angeles CA Community College District GO	5.000%	8/1/16 (Prere.)	15,250	16,278
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	2,065	2,283
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	5,000	5,529
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	45	51
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5	6
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,500	7,405
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5,000	5,696
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	35	40
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,250	4,841
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	20	23
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,255	4,847
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	6,960	8,168
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	5,000	5,976
Los Angeles CA Community College District GO	5.000%	8/1/21 (4)	9,740	9,941
Los Angeles CA Community College District GO	5.000%	8/1/22	3,000	3,701
Los Angeles CA Community College District GO	5.000%	8/1/24	12,420	15,649
Los Angeles CA Community College District GO	5.000%	8/1/27	5,000	6,097
Los Angeles CA Community College District GO	5.000%	8/1/27	12,535	15,286
Los Angeles CA Community College District GO	5.000%	8/1/28	23,990	28,964
Los Angeles CA Community College District GO	5.000%	8/1/29	3,000	3,607
Los Angeles CA Community College District GO	4.000%	8/1/30	4,045	4,382
Los Angeles CA Community College District GO	5.000%	8/1/30	11,570	13,846
Los Angeles CA Community College District GO	4.000%	8/1/31	4,320	4,650
Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	6,515
Los Angeles CA Community College District GO	4.000%	8/1/32	5,205	5,559
Los Angeles CA Community College District GO	4.000%	8/1/32	14,500	15,486
Los Angeles CA Community College District GO	4.000%	8/1/33	11,500	12,234
2 Los Angeles CA Community College District GO
TOB VRDO	0.020%	3/6/15	2,800	2,800
Los Angeles CA Community Facilities District
No. 4 (Playa Vista - Phase 1)	5.000%	9/1/23	800	963
Los Angeles CA Community Facilities District
No. 4 (Playa Vista - Phase 1)	5.000%	9/1/24	1,000	1,210
Los Angeles CA Community Facilities District
No. 4 (Playa Vista - Phase 1)	5.000%	9/1/25	1,500	1,776
Los Angeles CA Community Facilities District
No. 4 (Playa Vista - Phase 1)	5.000%	9/1/26	1,200	1,404
Los Angeles CA Community Facilities District
No. 4 (Playa Vista - Phase 1)	5.000%	9/1/27	2,000	2,319
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	4,000	4,523

Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/18 (Prere.)	3,000	3,416
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/21	1,145	1,373
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,000	1,216
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	950	1,161
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,699
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	2,016
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,300	1,605
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,764
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	1,500	1,834
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	6,492
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	2,000	2,414
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	2,000	2,390
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	11,862
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	5,072
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,288
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	11,696
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	2,123
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,385
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,370
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	1,951
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,728
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,750	5,558
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	4,720
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,329
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/15 (Prere.)	20,605	20,951
Los Angeles CA Department of Water & Power
Revenue	4.000%	1/1/16	9,075	9,287
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,300	8,544
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,000	1,233

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	10,000	12,158
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,539
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	6,827
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	3,163
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	10,000	12,059
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,140	1,399
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,666
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,255
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,790
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	5,000	5,615
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,898
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,277
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,893
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,500	1,779
Los Angeles CA Department of Water & Power
Revenue	4.750%	7/1/30 (4)	26,000	26,365
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	2,000	2,378
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	10,000	11,798
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	2,500	2,961
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	4,690	5,554
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	7,305	7,432
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	15,000	17,501
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	7,000	8,229
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (2)	3,755	3,977
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	3,300	3,887
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,080	7,162
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,000	8,127
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	1,940	2,120
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,055	7,030

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,730	7,871
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,000	5,793
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,275	2,659
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	5,305	6,211
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	12,005	14,055
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/2/15	3,200	3,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/2/15	7,600	7,600
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/6/15	2,150	2,150
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	3/6/15	6,800	6,800
Los Angeles CA GO	5.000%	9/1/16	1,700	1,822
Los Angeles CA GO	5.000%	9/1/22	10,000	12,244
Los Angeles CA GO	5.000%	9/1/28	5,850	6,850
Los Angeles CA GO	5.000%	9/1/29	5,850	6,823
Los Angeles CA GO	5.000%	9/1/30	5,850	6,796
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	2,250	2,745
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,570
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Figueroa Plaza)	5.000%	8/1/28 (14)(3)	8,635	8,667
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/21 (14)	10,830	11,692
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/22 (14)	6,500	7,010
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/23 (14)	14,700	15,845
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	10,000	10,579
Los Angeles CA Unified School District GO	5.000%	7/1/15	6,350	6,457
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	2,355	2,505
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	1,630	1,734
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	5,000	5,318
Los Angeles CA Unified School District GO	5.000%	7/1/16 (3)	2,000	2,127
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	5,000	5,318
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	890	947
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	4,000	4,254
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	14,135	15,034
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	15,940	16,953
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	16,760	17,825
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,515	3,882
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	5,000	5,518
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,000	6,621
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	12,975	14,305
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	17,210	18,991
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	2,900	3,237
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	9,000	9,570
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	5,000	5,444
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	30,825	33,545
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,465	4,290
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	6,600	7,165

Los Angeles CA Unified School District GO	5.000%	7/1/24	13,035	16,290
Los Angeles CA Unified School District GO	4.500%	7/1/25 (14)	2,600	2,804
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,300	1,615
Los Angeles CA Unified School District GO	5.000%	7/1/25 (2)	7,880	8,353
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,870
Los Angeles CA Unified School District GO	4.500%	7/1/26 (2)	10,005	10,825
Los Angeles CA Unified School District GO	5.000%	7/1/26	10,000	12,254
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,603
Los Angeles CA Unified School District GO	5.000%	7/1/27	11,000	13,330
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,882
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,838
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	26,250	28,216
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,838
Los Angeles CA Unified School District GO	5.000%	7/1/28	12,000	14,392
Los Angeles CA Unified School District GO	5.000%	7/1/28 (2)	6,215	6,576
Los Angeles CA Unified School District GO	5.000%	7/1/28 (4)	5,365	5,891
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,938
Los Angeles CA Unified School District GO	5.000%	7/1/29	15,885	18,971
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	5,595	5,916
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	7,015	7,505
Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	8,000	8,631
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	3,515	3,825
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,385	1,572
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,580	1,793
Los Angeles CA Wastewater System Revenue	5.000%	6/1/15	2,650	2,684
Los Angeles CA Wastewater System Revenue	5.000%	6/1/16	2,500	2,650
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,045	15,649
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	11,686
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30 (14)	1,305	1,322
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,669
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	19,626
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34 (14)	7,215	7,304
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	3,250	3,461
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,680
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,000	3,657
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,075	6,246
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	10,000	12,131
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	10,000	12,057
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/15 (14)	8,940	9,254
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/19 (14)	4,860	5,035
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/20 (14)	5,000	5,179
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/21	1,000	1,201
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21 (14)	6,460	6,691
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,000	1,211

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/22 (14)	1,940	2,080
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22 (14)	6,790	7,032
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,794
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	2,175	2,252
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,797
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	3,095	3,205
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,556
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/31 (14)	17,000	17,957
Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,118
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/21	1,670	1,993
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/22	4,555	5,488
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/23	2,105	2,554
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/24	2,215	2,671
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	4.000%	9/1/15	1,000	1,019
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	2.500%	11/15/20	1,670	1,691
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/20	925	941
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/21	2,125	2,156
Los Angeles County CA Unified School District
GO	5.000%	7/1/21	12,500	15,189
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,600	12,283
M-S-R California Energy Authority Revenue	7.000%	11/1/34	5,965	8,520
M-S-R California Energy Authority Revenue	7.000%	11/1/34	12,665	18,089
Marina Coast Water District California Enterprise
Revenue COP	5.000%	6/1/31 (14)	3,005	3,166
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,035	1,194
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	3,015
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,693

Metropolitan Water District of Southern
California Revenue	5.000%	7/1/17	15,000	16,590
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/18	20,000	22,738
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,700	3,289
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,120	2,548
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30 (4)	6,825	6,940
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	3,585	4,290
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,302
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,677
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,362
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	13,187
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	11,771
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	2,605	2,979
1 Metropolitan Water District of Southern
California Revenue PUT	0.170%	5/1/15	7,350	7,350
1 Metropolitan Water District of Southern
California Revenue PUT	0.170%	5/1/15	5,000	5,000
1 Metropolitan Water District of Southern
California Revenue PUT	0.370%	5/1/15	10,000	10,001
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	3/2/15	9,500	9,500
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	3/6/15	2,300	2,300
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	3/6/15	3,800	3,800
3 Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26	2,100	2,549
3 Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27	6,400	7,683
3 Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28	4,405	5,225
3 Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/29	3,015	3,558
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/29	1,625	1,815
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/30	1,760	1,949
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	2,030	2,164
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	2,515	2,681
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	2,645	2,820
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	4,245
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,206
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,000	1,216

Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,595
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	3,076
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,892
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,285
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/30	5,705	6,580
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,434
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,942
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,286
Mount San Antonio CA Community College
District GO	0.000%	8/1/25	2,000	1,461
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,561
New Haven CA Unified School District GO	12.000%	8/1/15 (4)	2,905	3,049
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	6,560
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,000	2,498
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	1,770
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	836
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	7,390
Northern California Gas Authority No. 1
Revenue	0.771%	7/1/17	18,170	18,102
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,153
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/16	1,745	1,858
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,635
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	4,036
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,854
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,844
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,729
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,427
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,828
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,816
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/15	375	379
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/16	1,450	1,495

Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/17	1,650	1,723
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/18	1,860	1,968
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/19	2,085	2,297
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/20	2,340	2,592
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/21	1,220	1,351
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/22	1,360	1,504
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/23	1,500	1,654
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/24	1,660	1,817
Oakland CA GO	5.000%	1/15/31	3,000	3,349
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,598
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,810	4,254
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	6,007
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,639
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/15 (Prere.)	12,870	13,186
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,566
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	14,712
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,209
Oakland CA Unified School District GO	6.250%	8/1/28	2,000	2,422
Ohlone CA Community College District GO	5.000%	8/1/22	750	920
Ohlone CA Community College District GO	5.000%	8/1/23	1,500	1,829
Ohlone CA Community College District GO	5.000%	8/1/31	1,770	2,022
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,542
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,100
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,706
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,662
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	2,984
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	3,127
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/33	2,165	2,541

Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/21	1,200	1,418
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/22	1,230	1,456
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/22	1,260	1,501
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/23	1,290	1,530
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/23	1,320	1,573
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/22	1,000	1,223
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/27	2,500	2,951
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/28	2,545	2,972
Orange County CA Water District COP	5.000%	8/15/29	6,925	8,000
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	9,391
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,145
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,713
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,707
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,701
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,094
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	276
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	443
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,113
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	12,468
Palomar Pomerado Health California COP	6.625%	11/1/29	5,000	5,602
Palomar Pomerado Health California GO	5.000%	8/1/20 (2)	710	724
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	7,055	5,769
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	3,799
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	1,973
Palomar Pomerado Health California GO	0.000%	8/1/27 (14)	1,585	1,010
Paramount CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	0.000%	8/1/26 (14)	6,050	3,894
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,259
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,723
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,287
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	4.000%	8/1/15 (4)	700	711
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	4.000%	8/1/16	1,330	1,396
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	2,084

Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,930	1,914
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/25 (4)	855	1,013
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/26 (4)	900	1,055
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/27 (4)	1,220	1,413
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/28 (4)	1,285	1,473
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/29 (2)	355	186
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/29 (4)	1,350	1,540
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	8,370	10,538
Pomona CA Unified School District GO	5.000%	8/1/22 (15)	440	531
Pomona CA Unified School District GO	5.000%	8/1/26 (15)	450	538
Port of Oakland CA Revenue	5.000%	11/1/15 (14)	2,310	2,386
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	5,367
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,800	10,780
Poway CA Unified School District GO	4.000%	9/1/16	250	262
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,942
Poway CA Unified School District GO	4.000%	9/1/17	250	267
Poway CA Unified School District GO	0.000%	8/1/18	4,565	4,319
Poway CA Unified School District GO	4.000%	9/1/18	450	489
Poway CA Unified School District GO	0.000%	8/1/19	5,425	5,011
Poway CA Unified School District GO	5.000%	9/1/19	985	1,127
Poway CA Unified School District GO	0.000%	8/1/20	3,280	2,963
Poway CA Unified School District GO	5.000%	9/1/20	610	709
Poway CA Unified School District GO	5.000%	9/1/21	325	382
Poway CA Unified School District GO	5.000%	9/1/22	460	545
Poway CA Unified School District GO	5.000%	9/1/23	1,575	1,849
Poway CA Unified School District GO	5.000%	8/1/26	1,300	1,587
Poway CA Unified School District GO	5.000%	8/1/26	5,125	5,934
Poway CA Unified School District GO	5.000%	9/1/26	1,000	1,144
Poway CA Unified School District GO	5.000%	8/1/27	1,625	1,960
Poway CA Unified School District GO	0.000%	8/1/28	9,070	5,617
Poway CA Unified School District GO	5.000%	9/1/29	1,210	1,356
Poway CA Unified School District GO	5.000%	9/1/30	2,570	2,866
Poway CA Unified School District GO	0.000%	8/1/31	1,095	593
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	486
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/26	935	1,079
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,010	1,169
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/29	1,020	1,174
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,000	1,123

Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,270	1,459
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/31	1,330	1,520
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,000	1,114
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,450	1,639
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/33	1,560	1,761
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/34	1,660	1,869
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/35	1,760	1,976
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/16	1,210	1,278
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/27 (12)	1,700	2,011
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/28 (12)	2,700	3,162
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/30 (12)	1,500	1,741
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/31 (12)	1,400	1,618
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/32 (12)	1,710	1,970
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	12,000	12,648
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	2,206
2 Regents of the University of California Revenue
TOB VRDO	0.020%	3/2/15	5,200	5,200
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,140
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,138
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,131
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,562
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,000	1,083
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,128
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,255
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,813
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	4,017
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,473
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,205

Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/31 (4)	2,930	3,378
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/32 (4)	3,075	3,532
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,210
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/33 (4)	1,230	1,411
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,396
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,487
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,652
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,791
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,847
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,942
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/15	3,000	3,037
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/19	3,660	4,204
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/30	3,000	3,600
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/31	4,000	4,780
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/32	3,000	3,568
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/33	2,000	2,372
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.010%	3/6/15	6,000	6,000
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/22	2,500	1,914
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/23	3,630	2,634
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/24	6,985	4,818
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/31	5,000	2,327
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/32	4,000	1,770
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/33	5,500	2,269
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/34	3,500	1,366
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	5,677
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,303
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	6,120	6,810
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	750	874

Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/31	515	597
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	1,290	1,491
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	1,000	1,153
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	2,000	2,294
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,205	4,578
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	11,087
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,000	2,242
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	200	230
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/22 (15)	445	538
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/24 (15)	300	369
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/26 (15)	280	335
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/27 (15)	425	504
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/28 (15)	250	293
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/29 (15)	500	585
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/31 (15)	1,160	1,343
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/33 (15)	1,280	1,475
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/34 (15)	1,340	1,538
Sacramento CA City Unified School District GO	5.000%	7/1/20 (4)	500	594
Sacramento CA City Unified School District GO	5.000%	7/1/21 (4)	400	483
Sacramento CA City Unified School District GO	5.000%	7/1/22 (4)	700	855
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/17	1,250	1,375
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	819
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	1,155	1,336
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,489
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,206

Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/19 (14)	12,860	13,320
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/20 (14)	13,670	14,157
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/21 (14)	7,710	8,177
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	4.750%	7/1/23 (14)	1,500	1,582
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/15	2,640	2,700
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/16	1,000	1,069
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	4,000	4,253
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	12,262
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	2,660	3,244
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	7,550	8,576
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,595
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	15,275	17,334
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	5,000	5,663
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	4,905	5,865
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,370
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,525
Sacramento CA Municipal Utility District
Revenue VRDO	0.010%	3/6/15 LOC	19,500	19,500
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/22	1,000	1,156
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/28	2,500	2,858
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/29	2,635	2,952
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/30	2,975	3,312
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/31	3,125	3,472
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,788
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.010%	3/6/15	35,100	35,100
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.010%	3/6/15	47,200	47,200
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,812
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,246
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,797
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	2,001
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,441
Sacramento County CA Airport Revenue	5.000%	7/1/30	5,240	6,025

Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	1,850	1,961
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	5,495	5,824
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	6/1/16 (Prere.)	7,030	7,450
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/32	4,640	5,455
San Bernardino CA City Unified School District
GO	5.000%	8/1/18	2,350	2,656
San Bernardino CA City Unified School District
GO	5.000%	8/1/20 (4)	765	903
San Bernardino CA City Unified School District
GO	5.000%	8/1/21 (4)	1,230	1,461
San Bernardino CA City Unified School District
GO	5.000%	8/1/22 (4)	1,500	1,798
San Bernardino CA City Unified School District
GO	5.000%	8/1/23 (4)	1,100	1,330
San Bernardino CA City Unified School District
GO	5.000%	8/1/24 (4)	1,400	1,672
San Bernardino CA Community College District
GO	5.000%	8/1/24	4,375	5,333
San Bernardino CA Community College District
GO	5.000%	8/1/25	4,550	5,493
San Bernardino CA Community College District
GO	5.000%	8/1/26	4,150	4,944
San Bernardino CA Community College District
GO	5.000%	8/1/31 (4)	12,000	12,739
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	2,235	2,359
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	2,430	2,600
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	10,325
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,845
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,771
San Diego CA Community College District GO	5.000%	8/1/29	5,000	5,971
San Diego CA Community College District GO	5.000%	8/1/30	8,670	10,176
San Diego CA Community College District GO	5.000%	8/1/30	9,830	11,537
San Diego CA Community College District GO	5.000%	8/1/30	1,250	1,482
San Diego CA Community College District GO	5.000%	8/1/31	3,380	3,931
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,181
San Diego CA Community College District GO	5.000%	8/1/32	2,000	2,312
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,526
2 San Diego CA Community College District GO
TOB VRDO	0.040%	3/6/15	3,290	3,290
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/17	500	537
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/18	3,260	3,549
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	5.000%	9/1/20	3,470	4,032
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	3,000	3,487
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	2,000	2,342

San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	6,000	6,917
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/27	5,000	5,834
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	1,825	2,088
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	4,215	4,866
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/28	5,000	5,779
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	5,355	6,345
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/30	2,000	2,315
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,810
San Diego CA Unified School District GO	0.500%	7/1/15	3,500	3,504
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	9,070
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	11,563
San Diego CA Unified School District GO	5.000%	7/1/21	15,000	18,217
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	16,178
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,000	1,295
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	5,946
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	9,762
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	5,668
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	5,088
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	1,987
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	5,749
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,439
San Diego County CA COP	5.000%	10/15/24	2,115	2,650
San Diego County CA COP	5.000%	10/15/25	5,225	6,473
San Diego County CA COP	5.000%	10/15/26	2,590	3,162
San Diego County CA COP	5.000%	10/15/27	2,000	2,412
San Diego County CA COP	5.000%	10/15/28	1,400	1,673
San Diego County CA COP	5.000%	10/15/29	2,000	2,382
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,900	4,549
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	10,439
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	6,000	6,959
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,465
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/23	4,285	4,864
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/25	4,820	5,459
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.250%	2/1/26	1,140	1,299
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/27	2,420	2,769

San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/28	5,780	6,692
2 San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project) TOB
VRDO	0.030%	3/6/15	7,500	7,500
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	5/1/27	2,000	2,342
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,770
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/15 (14)	6,215	6,270
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/16 (14)	7,880	8,329
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	8,164
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	8,699
2 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.020%	3/6/15	6,100	6,100
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/32	10,000	11,020
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	15,500	17,023
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	1,070	1,299
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	11,438
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/29	2,555	2,996
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,800	3,269
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	2,220	2,714
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	4,070	4,976
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	2,335	2,826
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	4,270	5,169
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	2,450	2,947
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	4,485	5,394
San Francisco CA City & County (Laguna
Honda Hospital) GO	5.000%	6/15/15 (Prere.)	12,355	12,536
San Francisco CA City & County GO	5.000%	6/15/21	7,450	9,058
San Francisco CA City & County GO	5.000%	6/15/22	2,595	3,202
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,918
San Francisco CA City & County GO	5.000%	6/15/26	3,995	4,838
San Francisco CA City & County GO	5.000%	6/15/27	5,785	6,943
San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,574
San Francisco CA City & County GO	4.000%	6/15/29	4,545	4,922
San Francisco CA City & County GO	4.000%	6/15/30	2,775	2,999
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18 (4)	1,000	1,132

San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,974
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,892
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	5,000	5,848
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24 (14)	10,000	10,538
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25 (14)	2,000	2,108
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/26	22,000	24,839
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27 (14)	13,075	13,793
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,855	3,257
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,500	8,712
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	8,625	9,915
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,940	6,745
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	840	948
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	13,170	15,375
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23 (4)	500	528
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/26	2,995	3,489
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/28	10,235	12,053
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,000	1,159
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	10,000	11,573
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	6,530	7,601
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	2,960	3,432
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	11,000	13,161
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,705	3,131
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	10,335	12,152
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	16,309
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	5,730	6,621
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	9,000	10,329
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,721
2 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.030%	3/6/15	2,700	2,700

San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/30	525	593
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/33	680	755
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/17	100	109
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/19	220	251
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/20	130	150
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/21	160	187
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/22	125	146
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/23	120	141
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	135	159
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	240	280
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	140	161
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	460	522
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	400	452
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	525	590

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	225	250
San Francisco CA City & County Unified School
District GO	5.000%	6/15/15	1,200	1,218
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	2,470	2,585
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	9,202
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	5,300	5,535
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/27	1,425	1,689
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,851
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,504
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	2,275	2,649
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,486
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/34	1,640	1,909
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	9,418
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	8,856
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/16	11,000	11,428
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/17	1,500	1,623
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	13,794
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	4,984
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	11,938
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,138
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,549
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	4,090
San Jose CA Airport Revenue	5.000%	3/1/29	2,000	2,324
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,150	1,173
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	8,000	8,736
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,447
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,495	2,717
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	5,100	5,539
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.250%	8/1/23 (10)	50	51
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,268

San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	17,537
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	12,333
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	630
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	888
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,506
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/15 (14)	3,220	3,281
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/16 (2)	700	740
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/17 (14)	600	612
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	5,000	6,021
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/19	1,000	1,171
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/20	1,000	1,197
2 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.070%	3/6/15	3,600	3,600
San Juan CA Unified School District GO	1.000%	8/1/15	4,500	4,516
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	7,462
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	8,712
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	995
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,120
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	570
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,216
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	679
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	3,140
San Marcos CA Unified School District GO	0.000%	8/1/25	2,300	1,706
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	1,119
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	1,043
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,247
San Mateo CA Union High School District GO	0.000%	9/1/24	5,390	4,125
San Mateo CA Union High School District GO	5.000%	9/1/30	2,600	3,087
San Mateo CA Union High School District GO	5.000%	9/1/31	1,440	1,702
San Mateo County CA Community College
District GO	5.000%	9/1/16 (Prere.)	3,170	3,394
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	4,105
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	4,827

San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,174
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	2,959
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/23	1,000	1,232
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/30	1,755	2,061
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	2,455	2,715
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,247
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	6/15/18 (4)	925	1,013
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/22 (4)	1,000	1,203
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/23 (4)	1,000	1,211
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/24 (4)	1,375	1,679
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/25 (4)	825	991
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/27 (4)	1,770	2,083
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/28 (4)	1,860	2,163
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/30 (4)	2,275	2,620
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,693
Santa Ana CA Unified School District GO	0.000%	8/1/31 (14)	3,775	2,018
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,118
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,827
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	4,284
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,635
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	4,948
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	5,281
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	12,890
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/28	10,000	11,140
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.250%	5/15/36	6,000	6,664
Santa Clara County CA Financing Authority
Lease Revenue (VMC Facility Replacement
Project) VRDO	0.020%	3/6/15	12,500	12,500
Santa Clara County CA GO	5.000%	8/1/28	8,830	10,663
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/17 (Prere.)	4,000	4,365
Santa Clarita CA Community College District
GO	0.000%	8/1/29 (4)	2,480	1,499

Santa Clarita CA Community College District
GO	5.000%	8/1/32	5,450	6,257
Santa Monica CA Community College District
GO	0.000%	8/1/24	4,500	3,531
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	7,979
Santa Monica CA Community College District
GO	4.000%	8/1/30	2,000	2,153
Santa Monica CA Community College District
GO	4.000%	8/1/32	2,565	2,727
Santa Monica CA Community College District
GO	4.000%	8/1/33	3,510	3,725
Santa Rosa CA Elementary School District GO	3.000%	5/1/16	715	738
Santa Rosa CA High School District GO	3.000%	5/1/16	2,760	2,849
Santa Rosa CA High School District GO	3.000%	5/1/17	1,110	1,168
Santa Rosa CA High School District GO	4.000%	5/1/18	2,230	2,444
Santa Rosa CA High School District GO	5.000%	5/1/19	2,040	2,363
Santa Rosa CA High School District GO	5.000%	5/1/20	1,150	1,363
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	6,933
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,316
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,516
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,425	1,621
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	2.000%	10/1/15	3,110	3,143
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	10/1/16	1,860	1,934
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	10/1/17	1,915	2,020
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/18	1,960	2,146
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/19	2,040	2,353
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/20 (15)	2,120	2,491
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	2,115
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	1,893
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,125	2,359
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,665	2,920
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,560
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,225
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,427
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,649
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,864
Sonoma County CA Sales Tax Revenue	5.000%	9/1/27 (14)	6,365	7,021
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,192
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,469
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31 (14)	9,255	9,493
3 Southern California Public Power Authority
Revenue	5.000%	7/1/25	6,735	8,386
3 Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,645	6,867

Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,797
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,858
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	12,594
Southern California Public Power Authority
Revenue (Apex Power Project)	5.000%	7/1/33	5,500	6,459
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,175	4,874
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	7/1/27	6,950	8,135
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	4,129
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,929
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,929
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,838
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,835
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/16	550	585
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,174
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,270	6,228
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,930
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,000	8,345
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,500	4,164
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,000	2,343
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	4,130	4,880
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,724
Southern California Public Power Authority
Revenue VRDO	0.010%	3/6/15 LOC	8,500	8,500
St. Helena CA Unified School District GO	0.000%	8/1/27	4,550	3,516
State Center California Community College
District GO	5.000%	8/1/31 (4)	5,880	6,378
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/22 (15)	1,000	1,193
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/23 (15)	1,000	1,200
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/24 (15)	1,000	1,206
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/25 (15)	1,250	1,497
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/26 (15)	1,375	1,630

Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/27 (15)	1,250	1,466
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.125%	10/1/35	1,000	1,177
Stockton CA Unified School District GO	5.000%	8/1/28 (15)	1,000	1,163
Stockton CA Unified School District GO	5.000%	8/1/29 (15)	600	694
Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	2,077
Stockton CA Unified School District GO	5.000%	8/1/30 (15)	1,555	1,788
Stockton CA Unified School District GO	5.000%	8/1/31 (15)	1,875	2,156
Stockton CA Unified School District GO	5.000%	8/1/32 (15)	2,060	2,358
Stockton CA Unified School District GO	5.000%	8/1/33 (15)	2,250	2,552
Stockton CA Unified School District GO	5.000%	8/1/34 (15)	2,105	2,386
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/23 (15)	1,015	1,219
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,190
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/26 (15)	1,200	1,414
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,245	1,448
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,280	1,482
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/29 (15)	2,255	2,590
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (15)	1,000	1,146
Sweetwater CA Unified School District GO	5.000%	8/1/23 (15)	1,000	1,217
Sweetwater CA Unified School District GO	5.000%	8/1/24 (15)	1,000	1,227
Sweetwater CA Unified School District GO	5.000%	8/1/27 (15)	7,000	8,281
Sweetwater CA Unified School District GO	5.000%	8/1/28 (15)	8,000	9,367
2 Sweetwater CA Unified School District GO TOB
VRDO	0.040%	3/6/15 (13)	3,300	3,300
Temecula Valley CA Unified School District GO	0.000%	8/1/32	2,000	1,760
Tulare County CA COP	5.000%	8/15/15 (14)	6,460	6,593
Tuolumne CA Wind Project Authority Revenue	5.250%	1/1/24	5,115	5,829
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	2,100	2,435
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,394
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	6,259
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	8,054
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	7,317
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,849
Union CA Elementary School District GO	2.000%	9/1/15	1,675	1,691
Union CA Elementary School District GO	2.000%	9/1/16	2,150	2,204
University of California Regents Medical Center
Pooled Revenue VRDO	0.010%	3/2/15	1,420	1,420
University of California Regents Medical Center
Pooled Revenue VRDO	0.010%	3/2/15	11,750	11,750
University of California Regents Medical Center
Revenue	5.000%	5/15/19 (14)	5,075	5,179
University of California Regents Medical Center
Revenue	5.000%	5/15/20 (14)	5,065	5,169
University of California Regents Medical Center
Revenue	5.000%	5/15/25	19,385	20,638
University of California Regents Medical Center
Revenue	5.000%	5/15/26	10,095	10,741
University of California Regents Medical Center
Revenue	5.000%	5/15/32	14,940	17,254

University of California Regents Medical Center
Revenue	5.000%	5/15/33	5,000	5,739
University of California Revenue	5.000%	5/15/15 (Prere.)	1,185	1,209
University of California Revenue	5.000%	5/15/15 (Prere.)	555	566
University of California Revenue	5.000%	5/15/15 (Prere.)	240	245
University of California Revenue	5.000%	5/15/17 (4)	19,435	19,834
University of California Revenue	5.000%	5/15/18 (4)	9,445	9,639
University of California Revenue	5.000%	5/15/19 (4)	4,035	4,118
University of California Revenue	5.000%	5/15/20 (4)	30,900	31,532
University of California Revenue	5.000%	5/15/21 (4)	14,915	15,219
University of California Revenue	5.000%	5/15/22	5,420	6,528
University of California Revenue	5.000%	5/15/22	9,000	11,075
University of California Revenue	5.750%	5/15/25	3,000	3,585
University of California Revenue	5.000%	5/15/26 (14)	10,000	10,646
University of California Revenue	5.000%	5/15/27	10,900	12,834
University of California Revenue	5.000%	5/15/28	11,680	13,724
University of California Revenue	4.500%	5/15/31 (4)	10,260	10,445
University of California Revenue	5.000%	5/15/32	14,020	16,201
University of California Revenue	5.250%	5/15/32	5,000	6,007
University of California Revenue	5.000%	5/15/33	15,240	17,722
University of California Revenue	5.000%	5/15/33	10,110	11,756
University of California Revenue	5.000%	5/15/34	15,900	18,426
University of California Revenue	4.500%	5/15/35 (4)	4,260	4,337
University of California Revenue PUT	5.000%	5/15/23	40,000	49,261
2 University of California Revenue TOB VRDO	0.020%	3/2/15	9,650	9,650
University of California Revenue VRDO	0.020%	3/6/15	5,300	5,300
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,237
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	715
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	575	685
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,575
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,640
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,704
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,381
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,368
Ventura County CA Community College District
GO	5.000%	8/1/24	1,210	1,472
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,322
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,655
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	9,513
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,437
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,154
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,290

Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,428
3 Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/18 (4)	400	454
3 Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/19 (4)	300	348
3 Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	275	324
3 Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	265	317
3 Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	335	404
3 Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	400	485
3 Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	585	715
3 Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26 (4)	700	846
3 Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (4)	1,410	1,683
Vista CA Unified School District GO	5.000%	8/1/24	5,000	6,059
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,261
Walnut CA Energy Center Authority Revenue	5.000%	1/1/33	2,515	2,931
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,152
West Basin CA Municipal Water District
Revenue	4.000%	8/1/15	4,810	4,890
West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,000	2,427
3 West Contra Costa CA Unified School District
GO	4.000%	8/1/17	850	916
3 West Contra Costa CA Unified School District
GO	5.000%	8/1/18	1,000	1,130
3 West Contra Costa CA Unified School District
GO	5.000%	8/1/20	250	295
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	6,670
West Contra Costa CA Unified School District
GO	5.000%	8/1/30	3,425	4,008
West Contra Costa CA Unified School District
GO	5.000%	8/1/31	5,690	6,629
3 West Contra Costa CA Unified School District
GO	5.000%	8/1/32	1,825	2,109
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	5,560	6,457
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,650	1,270
3 West Contra Costa CA Unified School District
GO	5.000%	8/1/33	915	1,056
3 West Contra Costa CA Unified School District
GO	5.000%	8/1/33	1,020	1,177
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	3,265	3,783
3 West Contra Costa CA Unified School District
GO	5.000%	8/1/34	2,010	2,309
3 West Contra Costa CA Unified School District
GO	5.000%	8/1/34	1,070	1,229

3 West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,400	1,603
3 West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,000	1,145
West Valley-Mission Community College District
GO	5.000%	8/1/30 (4)	1,335	1,419
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	890
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	750	898
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,195
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,483
William S. Hart Union High School District
California GO	5.000%	9/1/25	1,735	2,076
William S. Hart Union High School District
California GO	5.000%	9/1/26	1,085	1,282
William S. Hart Union High School District
California GO	5.000%	9/1/27	1,500	1,752
William S. Hart Union High School District
California GO	0.000%	8/1/34 (4)	3,880	1,784
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/18	500	567
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/19	1,020	1,185
				9,297,593
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	540	614
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/28	1,250	1,412
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	4,000	4,546
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/35	500	558
Guam Power Authority Revenue	5.000%	10/1/22	1,125	1,310
Guam Power Authority Revenue	5.000%	10/1/26	1,810	2,082
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,651
				12,173
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	1,775	1,817
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	1,500	1,590
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,633
				5,040

Total Tax-Exempt Municipal Bonds (Cost $8,780,090)				9,314,806
Total Investments (100.2%) (Cost $8,780,090)				9,314,806
Other Assets and Liabilities-Net (-0.2%)				(23,209)
Net Assets (100%)				9,291,597

1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $151,154,000, representing 1.6% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2015.
KEY TO ABBREVIATIONS

California Intermediate-Term Tax-Exempt Fund

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at February 28, 2015.

D. At February 28, 2015, the cost of investment securities for tax purposes was $8,782,796,000. Net unrealized appreciation of investment securities for tax purposes was $532,010,000, consisting of unrealized gains of $536,899,000 on securities that had risen in value since their purchase and $4,889,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

VANGUARD CALIFORNIA TAX-FREE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 16, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.